Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class I
Trading Symbol	ABYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$192	1.79%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s diversified trendfollowing sub-advisers were the primary source of positive performance at the trading style level.
At the market sector level, the Fund saw gains in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. The currency sector saw smaller gains reported, with longs in the Mexican Peso and Australian Dollar and shorts in the Japanese Yen the strongest contributors.
The Fund saw losses in fixed income and agricultural commodities. Global bond yields generally rose over the window, but did so in a choppy manner which made it difficult for the Fund’s diversified trendfollowing sub-advisers to navigate at times. Trading in soybean, corn, cattle and coffee contracts also proved difficult for performance within agricultural commodities.

Top Contributors
↑	Metals
↑	Equities
↑	Energy
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	14.23	4.40	3.45
S&P 500 Total Return Index	20.38	12.79	15.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
Net Assets	$ 2,642,628,499
Holdings Count | $ / shares	1,708
Advisory Fees Paid, Amount	$ 42,130,825
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,642,628,499
Number of Holdings	1,708
Net Advisory Fee	$42,130,825
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	13.1%
Currency	12.8%
Energy	15.4%
Equity	23.0%
Fixed Income	29.4%
Metals	6.3%

Credit Breakdown	(% of Net Assets)
AA+[1]	74.4%
A-1[2]	7.0%
A-1[3]	8.3%
A-2[4]	10.3%
A-2[5]	0.4%
[1],[2],[3],[4],[5],[6]
Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Class A
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class A
Trading Symbol	ABYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$218	2.04%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s diversified trendfollowing sub-advisers were the primary source of positive performance at the trading style level.
At the market sector level, the Fund saw gains in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. The currency sector saw smaller gains reported, with longs in the Mexican Peso and Australian Dollar and shorts in the Japanese Yen the strongest contributors.
The Fund saw losses in fixed income and agricultural commodities. Global bond yields generally rose over the window, but did so in a choppy manner which made it difficult for the Fund’s diversified trendfollowing sub-advisers to navigate at times. Trading in soybean, corn, cattle and coffee contracts also proved difficult for performance within agricultural commodities.

Top Contributors
↑	Metals
↑	Equities
↑	Energy
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.86	4.11	3.18
Class A (with sales charge)	7.3	2.89	2.57
S&P 500 Total Return Index	20.38	12.79	15.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
Net Assets	$ 2,642,628,499
Holdings Count | $ / shares	1,708
Advisory Fees Paid, Amount	$ 42,130,825
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,642,628,499
Number of Holdings	1,708
Net Advisory Fee	$42,130,825
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	13.1%
Currency	12.8%
Energy	15.4%
Equity	23.0%
Fixed Income	29.4%
Metals	6.3%

Credit Breakdown	(% of Net Assets)
AA+[1]	74.4%
A-1[2]	7.0%
A-1[3]	8.3%
A-2[4]	10.3%
A-2[5]	0.4%
[7],[8],[9],[10],[11],[12]
Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Class C
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class C
Trading Symbol	ABYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$297	2.79%

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s diversified trendfollowing sub-advisers were the primary source of positive performance at the trading style level.
At the market sector level, the Fund saw gains in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. The currency sector saw smaller gains reported, with longs in the Mexican Peso and Australian Dollar and shorts in the Japanese Yen the strongest contributors.
The Fund saw losses in fixed income and agricultural commodities. Global bond yields generally rose over the window, but did so in a choppy manner which made it difficult for the Fund’s diversified trendfollowing sub-advisers to navigate at times. Trading in soybean, corn, cattle and coffee contracts also proved difficult for performance within agricultural commodities.

Top Contributors
↑	Metals
↑	Equities
↑	Energy
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without contingent deferred sales charge)	13.1	3.35	2.42
Class C (with contingent deferred sales charge)	12.1	3.35	2.42
S&P 500 Total Return Index	20.38	12.79	15.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
Net Assets	$ 2,642,628,499
Holdings Count | $ / shares	1,708
Advisory Fees Paid, Amount	$ 42,130,825
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,642,628,499
Number of Holdings	1,708
Net Advisory Fee	$42,130,825
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	13.1%
Currency	12.8%
Energy	15.4%
Equity	23.0%
Fixed Income	29.4%
Metals	6.3%

Credit Breakdown	(% of Net Assets)
AA+[1]	74.4%
A-1[2]	7.0%
A-1[3]	8.3%
A-2[4]	10.3%
A-2[5]	0.4%
[13],[14],[15],[16],[17],[18]
Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Class I
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class I
Trading Symbol	MAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$202	1.79%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s managed futures and Long US Equity strategies both contributed to positive performance.
For the Managed Futures strategy, gains occurred in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. Performance in currencies was also positive, while the Managed Futures strategy was negative in agricultural commodities and fixed income.
The Long US Equity strategy saw positive returns from its allocation to the S&P 500. US equity markets delivered strong gains over the Period, despite periods of elevated volatility. In the US, equities were supported by resilient corporate earnings, continued strength in AI and technology-related stocks and, particularly during late 2025, expectations for a dovish shift in monetary policy. Markets came under pressure during the first half of 2026 as geopolitical tensions, higher energy prices and renewed inflation concerns weighed on sentiment, before recovering as conditions stabilized. Technology stocks remained an important driver for positive S&P 500 performance, helping US equities finish the Period strongly.

Top Contributors
↑	Equity indices
↑	Metals
↑	Energy
↑	Currencies

Top Detractors
↓	Agricultural Commodities
↓	Fixed Income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class I (without sales charge)	25.93	8.43	11.24
S&P 500 Total Return Index	20.38	12.79	15.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 1,088,362,988
Holdings Count | $ / shares	652
Advisory Fees Paid, Amount	$ 16,349,832
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,088,362,988
Number of Holdings	652
Net Advisory Fee	$16,349,832
Portfolio Turnover (excludes derivatives)	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	10.4%
Currency	12.0%
Energy	11.1%
Equity	37.4%
Fixed Income	23.7%
Metals	5.4%

Credit Breakdown	(% of Net Assets)
AA+[1]	23.1%
A-1[2]	8.8%
A-1[3]	19.5%
Not Applicable[4]	48.3%
[19],[20],[21],[22],[23]
Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Class A
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class A
Trading Symbol	MAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$230	2.04%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s managed futures and Long US Equity strategies both contributed to positive performance.
For the Managed Futures strategy, gains occurred in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. Performance in currencies was also positive, while the Managed Futures strategy was negative in agricultural commodities and fixed income.
The Long US Equity strategy saw positive returns from its allocation to the S&P 500. US equity markets delivered strong gains over the Period, despite periods of elevated volatility. In the US, equities were supported by resilient corporate earnings, continued strength in AI and technology-related stocks and, particularly during late 2025, expectations for a dovish shift in monetary policy. Markets came under pressure during the first half of 2026 as geopolitical tensions, higher energy prices and renewed inflation concerns weighed on sentiment, before recovering as conditions stabilized. Technology stocks remained an important driver for positive S&P 500 performance, helping US equities finish the Period strongly.

Top Contributors
↑	Equity indices
↑	Metals
↑	Energy
↑	Currencies

Top Detractors
↓	Agricultural Commodities
↓	Fixed Income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class A (without sales charge)[1]	25.55	8.13	10.94
Class A (with sales charge)[1]	18.34	6.86	10.16
S&P 500 Total Return Index	20.38	12.79	15.32
[24]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 1,088,362,988
Holdings Count | $ / shares	652
Advisory Fees Paid, Amount	$ 16,349,832
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,088,362,988
Number of Holdings	652
Net Advisory Fee	$16,349,832
Portfolio Turnover (excludes derivatives)	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	10.4%
Currency	12.0%
Energy	11.1%
Equity	37.4%
Fixed Income	23.7%
Metals	5.4%

Credit Breakdown	(% of Net Assets)
AA+[1]	23.1%
A-1[2]	8.8%
A-1[3]	19.5%
Not Applicable[4]	48.3%
[25],[26],[27],[28],[29]
Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Class C
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class C
Trading Symbol	MAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$313	2.79%

Expenses Paid, Amount	$ 313
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s managed futures and Long US Equity strategies both contributed to positive performance.
For the Managed Futures strategy, gains occurred in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. Performance in currencies was also positive, while the Managed Futures strategy was negative in agricultural commodities and fixed income.
The Long US Equity strategy saw positive returns from its allocation to the S&P 500. US equity markets delivered strong gains over the Period, despite periods of elevated volatility. In the US, equities were supported by resilient corporate earnings, continued strength in AI and technology-related stocks and, particularly during late 2025, expectations for a dovish shift in monetary policy. Markets came under pressure during the first half of 2026 as geopolitical tensions, higher energy prices and renewed inflation concerns weighed on sentiment, before recovering as conditions stabilized. Technology stocks remained an important driver for positive S&P 500 performance, helping US equities finish the Period strongly.

Top Contributors
↑	Equity indices
↑	Metals
↑	Energy
↑	Currencies

Top Detractors
↓	Agricultural Commodities
↓	Fixed Income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class C (without contingent deferred sales charge)[1]	24.56	7.34	10.12
Class C (with contingent deferred sales charge)[1]	23.56	7.34	10.12
S&P 500 Total Return Index	20.38	12.79	15.32
[30]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 1,088,362,988
Holdings Count | $ / shares	652
Advisory Fees Paid, Amount	$ 16,349,832
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,088,362,988
Number of Holdings	652
Net Advisory Fee	$16,349,832
Portfolio Turnover (excludes derivatives)	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	10.4%
Currency	12.0%
Energy	11.1%
Equity	37.4%
Fixed Income	23.7%
Metals	5.4%

Credit Breakdown	(% of Net Assets)
AA+[1]	23.1%
A-1[2]	8.8%
A-1[3]	19.5%
Not Applicable[4]	48.3%
[31],[32],[33],[34],[35]
Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Adara Smaller Companies Fund
Shareholder Report [Line Items]
Fund Name	Adara Smaller Companies Fund
Class Name	Adara Smaller Companies Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Adara Smaller Companies Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
Additional Information Phone Number	1-844-261-6482
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adara Smaller Companies Fund	$92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 29.15% for the fiscal year ended August 31, 2026, and outperformed the Russell 2000 Total Return Index, which returned 26.46% over the Period. The Fund also outperformed the Russell 3000 Total Return Index which returned 20.10% over the Period.
The Fund’s allocation to microcap managers contributed to its outperformance over the Russell 2000 Total Return Index during the Period. Microcap stocks, as measured by the Russell Microcap Total Return Index, were up 37.67% for the Period.
The Fund’s allocation to smaller market cap stocks was a contributor to performance relative to the Russell 3000 Total Return Index, as small and microcap stocks outperformed large cap stocks during the Period.
The Fund’s assets were allocated to five underlying sub-advisers during the fiscal year: microcap managers Driehaus Capital Management, LLC (“Driehaus”) and Pacific Ridge Capital Partners, LLC (“Pacific Ridge”); small-cap managers Pier Capital, LLC (“Pier”) and River Road Asset Management, LLC (“River Road”); and tax-loss harvesting manager Aperio Group, LLC (“Aperio”).
Performance of the Fund’s sub-advisers for the fiscal year was led by Driehaus, with a return of +47.96%, followed in order by Pacific Ridge +34.20%, Aperio +25.98%, Pier +24.82% and River Road +5.60%.
As of August 31, 2026, the Fund’s assets were allocated 31% to Driehaus, followed by Pacific Ridge with 23%, Aperio with 18%, Pier with 14%, River Road with 13% and the remaining 1% in a cash sleeve.

Top Contributors
↑	Alto Neuroscience Inc
↑	Praxis Precision Medicines Inc Ordinary Shares
↑	Spyre Therapeutics Inc
↑	Twist Bioscience Corp
↑	Relay Therapeutics Inc Ordinary Shares

Top Detractors
↓	Vital Farms Inc Ordinary Share
↓	Coastal Financial Corp
↓	LendingTree Inc
↓	Paysafe Ltd Ordinary Shares
↓	PureCycle Technologies Inc Ordinary Shares

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Adara Smaller Companies Fund	29.15	8.38	13.71
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 2000 Total Return Index	26.46	6.85	10.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://rbbfund.com/additional-fund-information/ for more recent performance information. Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
Net Assets	$ 847,245,699
Holdings Count | $ / shares	622
Advisory Fees Paid, Amount	$ 5,512,407
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$847,245,699
Number of Holdings	622
Net Advisory Fee	$5,512,407
Portfolio Turnover	78%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Comfort Systems USA, Inc.	0.7%
Definium Therapeutics, Inc.	0.7%
Praxis Precision Medicines, Inc.	0.7%
American Integrity Insurance Group, Inc.	0.7%
Red Robin Gourmet Burgers, Inc.	0.7%
CPI Card Group, Inc.	0.7%
Carpenter Technology Corp.	0.7%
CoreCivic, Inc.	0.7%
American Public Education, Inc.	0.6%
Spyre Therapeutics, Inc.	0.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	27.4%
Financial	16.9%
Industrial	16.5%
Consumer, Cyclical	13.1%
Technology	9.4%
Energy	3.7%
Communications	3.5%
Basic Materials	2.2%
Utilities	0.9%
Cash & Other	6.4%

Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
Aquarius International Fund
Shareholder Report [Line Items]
Fund Name	Aquarius International Fund
Class Name	Aquarius International Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aquarius International Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
Additional Information Phone Number	1-844-261-6482
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aquarius International Fund	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 24.85% for the fiscal year ended August 31, 2026, and underperformed its benchmark MSCI AC World ex USA Gross Index, which returned 27.89% over the Period. The Fund’s security selection and underweight exposure to emerging market equities were major detractors from relative performance versus the benchmark.
Developed international equities, as measured by the MSCI EAFE Index, were up 22.19% for the Period. Emerging markets, as measured by the MSCI Emerging Markets Index, were up 39.66% for the Period. The U.S. Dollar Index strengthened by 1.69% in the Period.
The Fund ended the Period with four underlying sub-advisers: international developed markets managers Mawer Investment Management, Ltd. (“Mawer”) and Boston Partners Global Investors, Inc. (“Boston Partners”); emerging markets manager Driehaus Capital Management, LLC (“Driehaus”); and tax-loss harvesting manager Aperio Group, LLC (“Aperio”).
Returns for the underlying sub-advisers during the Period were Driehaus at +35.69%, followed by Boston Partners +27.98%, Aperio +25.26%, and Mawer +18.75%.
The proportions of Fund assets allocated to the Fund’s sub-advisers at the end of the Period were as follows: Boston Partners 34%, Mawer 31%, Driehaus 16%, Aperio 16%, and the remainder in a cash sleeve.

Top Contributors
↑	Kioxia Holdings Corp Ordinary Shares
↑	Samsung Electro-Mechanics Co Ltd
↑	Unimicron Technology Corp
↑	SK Square
↑	SK hynix Inc

Top Detractors
↓	Tencent Music Entertainment Group ADR
↓	China Conch Environment Protection Holdings Ltd
↓	WiseTech Global Ltd
↓	Cochlear Ltd
↓	Pop Mart International Group Ltd Ordinary Shares

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/17/2018)
Aquarius International Fund	24.85	8.25	7.60
MSCI ACWI ex USA Gross Index	27.89	9.93	8.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://rbbfund.com/additional-fund-information/ for more recent performance information. Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
Net Assets	$ 857,491,899
Holdings Count | $ / shares	835
Advisory Fees Paid, Amount	$ 3,959,556
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$857,491,899
Number of Holdings	835
Net Advisory Fee	$3,959,556
Portfolio Turnover	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
SK hynix, Inc.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd - ADR	1.4%
Roche Holding AG	1.4%
Tencent Holdings Ltd.	1.2%
Hitachi Ltd.	1.1%
Weir PLC	1.1%
AIB Group PLC	1.0%
ABN AMRO Bank NV	1.0%

Top Sectors	(% of Net Assets)
Financial	22.2%
Technology	16.8%
Industrial	14.8%
Consumer, Non-cyclical	12.5%
Basic Materials	6.2%
Energy	5.6%
Communications	5.5%
Consumer, Cyclical	5.1%
Utilities	1.7%
Cash & Other	9.6%

Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	BPAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its broad-based securities market index, the Russell 3000 Index, but trailed the Russell 3000 Value Index during that time.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target;  the new Chair of the Federal Reserve, Kevin Warsh, who began serving in this role in May of 2026,  has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 3000 Value Index, stock selection within Information Technology represented the biggest drag on performance; to a lesser degree, stock-picking in Health Care and Industrials also weighed on returns. The biggest positive contribution came from having no exposure to the Utilities sector; an underweight allocation to Consumer Staples and Real Estate made additional contributions to returns.
How is the Fund currently positioned?
Compared with the Russell 3000 Value Index, the Fund held large overweight positions in the Financials, Information Technology, and Health Care sectors and a corresponding underweight in Consumer Discretionary; the Fund held no exposure to Real Estate and Utilities.

Top Contributors
↑	MICRON TECHNOLOGY, INC.
↑	FLEX LTD
↑	ALPHABET INC. CLASS A
↑	DELL TECHNOLOGIES, INC. CLASS C
↑	APPLIED MATERIALS, INC.

Top Detractors
↓	CHECK POINT SOFTWARE TECHNOLOGIES LTD.
↓	FERMI INC.
↓	COGNIZANT TECHNOLOGY SOLUTIONS
↓	META PLATFORMS INC CLASS A
↓	NVR, INC.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	25.86	11.96	11.94
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 3000 Value Total Return Index	29.77	11.64	11.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
Net Assets	$ 1,398,073,398
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 8,575,260
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,398,073,398
Number of Holdings	101
Net Advisory Fee	$8,575,260
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
State Street SPDR S&P 500 ETF Trust	3.9%
iShares Russell 1000 Value ETF	3.9%
Microsoft Corp.	3.2%
Bank of America Corp.	2.9%
Corpay, Inc.	2.6%
Alphabet, Inc.	2.5%
Johnson & Johnson	2.4%
JPMorgan Chase & Co.	2.0%
Philip Morris International, Inc.	1.9%
AbbVie, Inc.	1.9%

Top Sectors†	(% of Net Assets)
Financials	27.7%
Information Technology	19.5%
Health Care	16.2%
Industrials	10.2%
Communication Services	4.8%
Energy	4.0%
Consumer Staples	3.2%
Consumer Discretionary	2.8%
Materials	1.0%
Cash & Other	10.6%
[36]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The Boston Partners All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Investor Class
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	Investor Class
Trading Symbol	BPAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its broad-based securities market index, the Russell 3000 Index, but trailed the Russell 3000 Value Index during that time.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target;  the new Chair of the Federal Reserve, Kevin Warsh, who began serving in this role in May of 2026,  has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 3000 Value Index, stock selection within Information Technology represented the biggest drag on performance; to a lesser degree, stock-picking in Health Care and Industrials also weighed on returns. The biggest positive contribution came from having no exposure to the Utilities sector; an underweight allocation to Consumer Staples and Real Estate made additional contributions to returns.
How is the Fund currently positioned?
Compared with the Russell 3000 Value Index, the Fund held large overweight positions in the Financials, Information Technology, and Health Care sectors and a corresponding underweight in Consumer Discretionary; the Fund held no exposure to Real Estate and Utilities.

Top Contributors
↑	MICRON TECHNOLOGY, INC.
↑	FLEX LTD
↑	ALPHABET INC. CLASS A
↑	DELL TECHNOLOGIES, INC. CLASS C
↑	APPLIED MATERIALS, INC.

Top Detractors
↓	CHECK POINT SOFTWARE TECHNOLOGIES LTD.
↓	FERMI INC.
↓	COGNIZANT TECHNOLOGY SOLUTIONS
↓	META PLATFORMS INC CLASS A
↓	NVR, INC.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	25.52	11.67	11.66
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 3000 Value Total Return Index	29.77	11.64	11.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/ for more recent performance information.
Net Assets	$ 13,980,733,980,000
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 8,575,260
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,398,073,398
Number of Holdings	101
Net Advisory Fee	$8,575,260
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
State Street SPDR S&P 500 ETF Trust	3.9%
iShares Russell 1000 Value ETF	3.9%
Microsoft Corp.	3.2%
Bank of America Corp.	2.9%
Corpay, Inc.	2.6%
Alphabet, Inc.	2.5%
Johnson & Johnson	2.4%
JPMorgan Chase & Co.	2.0%
Philip Morris International, Inc.	1.9%
AbbVie, Inc.	1.9%

Top Sectors†	(% of Net Assets)
Financials	27.7%
Information Technology	19.5%
Health Care	16.2%
Industrials	10.2%
Communication Services	4.8%
Energy	4.0%
Consumer Staples	3.2%
Consumer Discretionary	2.8%
Materials	1.0%
Cash & Other	10.6%
[37]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The Boston Partners All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
R6 Share Class
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	R6 Share Class
Trading Symbol	BPARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of July 6, 2026 (inception date), to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Share Class	$12	0.73%**
[38],[39]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.73%	[38]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed both its broad-based securities market index, the Russell 3000 Index, and the Russell 3000 Value Index during that time.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 3000 Value Index, holdings in Industrials and Financials contributed the most results. Positioning in Information Technology and, to a lesser degree, Materials acted as a drag on relative returns.
How is the Fund currently positioned?
Compared with the Russell 3000 Value Index, the Fund held large overweight positions in the Financials, Information Technology, and Health Care sectors and a corresponding underweight in Consumer Discretionary; the Fund held no exposure to Real Estate and Utilities.

Top Contributors
↑	MICRON TECHNOLOGY, INC.
↑	FLEX LTD
↑	ALPHABET INC. CLASS A
↑	DELL TECHNOLOGIES, INC. CLASS C
↑	APPLIED MATERIALS, INC.

Top Detractors
↓	CHECK POINT SOFTWARE TECHNOLOGIES LTD.
↓	FERMI INC.
↓	COGNIZANT TECHNOLOGY SOLUTIONS
↓	META PLATFORMS INC CLASS A
↓	NVR, INC.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (07/06/2026)
R6 Share Class	4.51
Russell 3000 Total Return Index	1.81
Russell 3000 Value Benchmark Total Return Index	3.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
Net Assets	$ 1,398,073,398
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 8,575,260
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,398,073,398
Number of Holdings	101
Net Advisory Fee	$8,575,260
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
State Street SPDR S&P 500 ETF Trust	3.9%
iShares Russell 1000 Value ETF	3.9%
Microsoft Corp.	3.2%
Bank of America Corp.	2.9%
Corpay, Inc.	2.6%
Alphabet, Inc.	2.5%
Johnson & Johnson	2.4%
JPMorgan Chase & Co.	2.0%
Philip Morris International, Inc.	1.9%
AbbVie, Inc.	1.9%

Top Sectors†	(% of Net Assets)
Financials	27.7%
Information Technology	19.5%
Health Care	16.2%
Industrials	10.2%
Communication Services	4.8%
Energy	4.0%
Consumer Staples	3.2%
Consumer Discretionary	2.8%
Materials	1.0%
Cash & Other	10.6%
[40]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The Boston Partners All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value II Fund
Class Name	Institutional Class
Trading Symbol	BPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Small Cap Value II Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain, but underperformed both the Russell 2000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target;  the new Chair of the Federal Reserve, Kevin Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with frequent volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Industrials and Information Technology represented the biggest drag on performance. The Fund’s significant underweight to Real Estate and Utilities was the biggest positive contributor to returns.
How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund held large overweight positions in the Information Technology and Industrials sectors, with corresponding underweights in Real Estate, Utilities, and Health Care.

Top Contributors
↑	PENGUIN SOLUTIONS INCORPORATION, INC.
↑	NATIONAL ENERGY SERVICES REUNITED
↑	BEL FUSE INC. CLASS B
↑	STONEX GROUP INC.
↑	FIRSTCASH HOLDINGS, INC.

Top Detractors
↓	GROUP 1 AUTOMOTIVE, INC.
↓	LEGALZOOM.COM, INC.
↓	JANUS INTERNATIONAL GROUP, INC
↓	MAGNITE, INC.
↓	UPWORK, INC.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	16.34	8.47	9.51
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 2000 Value Total Return Index	29.95	8.52	10.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
Net Assets	$ 837,523,845
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 6,314,871
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$837,523,845
Number of Holdings	158
Net Advisory Fee	$6,314,871
Portfolio Turnover	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Federal Agricultural Mortgage Corp.	1.4%
Bel Fuse, Inc.	1.3%
Weatherford International PLC	1.3%
Magnite, Inc.	1.2%
Northeast Bank	1.2%
Covista, Inc.	1.2%
InterDigital, Inc.	1.1%
National Energy Services Reunited Corp.	1.1%
Nicolet Bankshares, Inc.	1.0%
WEX, Inc.	1.0%

Top Sectors†	(% of Net Assets)
Financials	27.1%
Industrials	17.2%
Information Technology	13.0%
Consumer Discretionary	11.8%
Energy	7.4%
Health Care	7.1%
Communication Services	4.5%
Materials	4.2%
Real Estate	2.7%
Cash & Other	5.0%
[41]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Investor Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value II Fund
Class Name	Investor Class
Trading Symbol	BPSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Small Cap Value II Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain, but underperformed both the Russell 2000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target;  the new Chair of the Federal Reserve, Kevin Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with frequent volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Industrials and Information Technology represented the biggest drag on performance. The Fund’s significant underweight to Real Estate and Utilities was the biggest positive contributor to returns.
How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund held large overweight positions in the Information Technology and Industrials sectors, with corresponding underweights in Real Estate, Utilities, and Health Care.

Top Contributors
↑	PENGUIN SOLUTIONS INCORPORATION, INC.
↑	NATIONAL ENERGY SERVICES REUNITED
↑	BEL FUSE INC. CLASS B
↑	STONEX GROUP INC.
↑	FIRSTCASH HOLDINGS, INC.

Top Detractors
↓	GROUP 1 AUTOMOTIVE, INC.
↓	LEGALZOOM.COM, INC.
↓	JANUS INTERNATIONAL GROUP, INC
↓	MAGNITE, INC.
↓	UPWORK, INC.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	16.03	8.19	9.23
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 2000 Value Total Return Index	29.95	8.52	10.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/ for more recent performance information.
Net Assets	$ 837,523,845
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 6,314,871
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$837,523,845
Number of Holdings	158
Net Advisory Fee	$6,314,871
Portfolio Turnover	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Federal Agricultural Mortgage Corp.	1.4%
Bel Fuse, Inc.	1.3%
Weatherford International PLC	1.3%
Magnite, Inc.	1.2%
Northeast Bank	1.2%
Covista, Inc.	1.2%
InterDigital, Inc.	1.1%
National Energy Services Reunited Corp.	1.1%
Nicolet Bankshares, Inc.	1.0%
WEX, Inc.	1.0%

Top Sectors†	(% of Net Assets)
Financials	27.1%
Industrials	17.2%
Information Technology	13.0%
Consumer Discretionary	11.8%
Energy	7.4%
Health Care	7.1%
Communication Services	4.5%
Materials	4.2%
Real Estate	2.7%
Cash & Other	5.0%
[42]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The Boston Partners Small Cap Value Fund II seeks long-term growth of capital and outperformance of its benchmark net of fees.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners Small Cap Value Fund II seeks long-term growth of capital and outperformance of its benchmark net of fees.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
R6 Share Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value II Fund
Class Name	R6 Share Class
Trading Symbol	BPSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Small Cap Value II Fund (the “Fund”) for the period of July 6, 2026 (inception date), to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Share Class	$14	0.92%**
[43],[44]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.92%	[43]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain, underperforming its broad-based securities market index, the Russell 3000 Index, but outperforming the Russell 2000 Value Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holding within Industrials and, to a lesser degree, Communication Services and Consumer Discretionary represented the biggest contributors to returns. Positioning in Information Technology and, to a more limited degree, Consumer Staples weighed on relative results.
How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund held large overweight positions in the Information Technology and Industrials sectors, with corresponding underweights in Real Estate, Utilities, and Health Care.

Top Contributors
↑	PENGUIN SOLUTIONS INCORPORATION, INC.
↑	NATIONAL ENERGY SERVICES REUNITED
↑	BEL FUSE INC. CLASS B
↑	STONEX GROUP INC.
↑	FIRSTCASH HOLDINGS, INC.

Top Detractors
↓	GROUP 1 AUTOMOTIVE, INC.
↓	LEGALZOOM.COM, INC.
↓	JANUS INTERNATIONAL GROUP, INC
↓	MAGNITE, INC.
↓	UPWORK, INC.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/06/2026)
R6 Share Class	0.59
Russell 3000 Total Return Index	1.81
Russell 2000 Value Benchmark Total Return Index	0.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
Net Assets	$ 837,523,845
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 6,314,871
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$837,523,845
Number of Holdings	158
Net Advisory Fee	$6,314,871
Portfolio Turnover	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Federal Agricultural Mortgage Corp.	1.4%
Bel Fuse, Inc.	1.3%
Weatherford International PLC	1.3%
Magnite, Inc.	1.2%
Northeast Bank	1.2%
Covista, Inc.	1.2%
InterDigital, Inc.	1.1%
National Energy Services Reunited Corp.	1.1%
Nicolet Bankshares, Inc.	1.0%
WEX, Inc.	1.0%

Top Sectors†	(% of Net Assets)
Financials	27.1%
Industrials	17.2%
Information Technology	13.0%
Consumer Discretionary	11.8%
Energy	7.4%
Health Care	7.1%
Communication Services	4.5%
Materials	4.2%
Real Estate	2.7%
Cash & Other	5.0%
[45]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The Boston Partners Small Cap Value Fund II seeks long-term growth of capital and outperformance of its benchmark net of fees.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners Small Cap Value Fund II seeks long-term growth of capital and outperformance of its benchmark net of fees.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional
Shareholder Report [Line Items]
Fund Name	WPG Partners Select Small Cap Value Fund
Class Name	Institutional
Trading Symbol	WPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WPG Partners Select Small Cap Value Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$130	1.10%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed both the Russell 2000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, security selection within Communication Services and Industrials was the most significant contributor to relative results. Positioning within the Energy sector represented the biggest drag on performance, also due to selection.
How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund held large overweight positions in the Information Technology, Materials, and Industrials sectors, and significant underweights in Financials and Consumer Discretionary, and held no exposure to Real Estate or Utilities.

Top Contributors
↑	VIMEO, INC.
↑	SILICON MOTION TECHNOLOGY CORP. -ADR
↑	CAREDX, INC.
↑	THYSSENKRUPP AG
↑	ULTRA CLEAN HOLDINGS, INC.

Top Detractors
↓	NCR VOYIX CORPORATION
↓	DRIVEN BRANDS HOLDINGS, INC.
↓	PEGASYSTEMS INC.
↓	OPTION CARE HEALTH INC
↓	GROCERY OUTLET HOLDING CORP.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Institutional	35.91	13.77
Russell 3000 Total Return Index	20.10	11.54
Russell 2000 Value Total Return Index	29.95	8.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/ for more recent performance information.
Net Assets	$ 249,481,836
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 2,016,411
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$249,481,836
Number of Holdings	47
Net Advisory Fee	$2,016,411
Portfolio Turnover	124%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
ICON PLC	4.9%
Teradata Corp.	4.4%
Silicon Motion Technology Corp.	4.0%
Liberty Energy, Inc.	3.7%
thyssenkrupp AG	3.6%
Regal Rexnord Corp.	3.5%
Century Aluminum Co.	3.5%
Ultra Clean Holdings, Inc.	3.5%
PTC Therapeutics, Inc.	3.2%
Littelfuse, Inc.	3.0%

Top Sectors†	(% of Net Assets)
Industrials	20.6%
Information Technology	18.2%
Health Care	17.2%
Materials	13.0%
Financials	11.8%
Energy	7.1%
Communication Services	4.1%
Consumer Discretionary	2.6%
Consumer Staples	2.5%
Cash & Other	2.9%
[46]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The WPG Partners Select Small Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe WPG Partners Select Small Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional
Shareholder Report [Line Items]
Fund Name	WPG Partners Small Cap Value Diversified Fund
Class Name	Institutional
Trading Symbol	WPGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WPG Partners Small Cap Value Diversified Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain, outperforming its broad-based securities market index, the Russell 3000 Index, but trailing the Russell 2000 Value Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Health Care and, to a lesser degree, Consumer Staples and Consumer Discretionary were the most significant detractors from relative results, primarily due to security selection. Stock selection in Financials and Materials represented the most significant contribution to performance.
How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund held large overweight positions in the Materials, Information Technology, and Industrials sectors, and significant underweights in Financials, Real Estate, and Consumer Discretionary.

Top Contributors
↑	SILICON MOTION TECHNOLOGY CORP
↑	THYSSENKRUPP AG
↑	MYR GROUP INC.
↑	ULTRA CLEAN HOLDINGS, INC.
↑	ONTO INNOVATION, INC.

Top Detractors
↓	PHREESIA, INC.
↓	NCR VOYIX CORPORATION
↓	DRIVEN BRANDS HOLDINGS, INC.
↓	OPTION CARE HEALTH INC
↓	GROCERY OUTLET HOLDING CORP.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	24.32	12.16	9.99
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 2000 Value Total Return Index	29.95	8.52	10.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/ for more recent performance information.
Net Assets	$ 37,678,247
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 265,681
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$37,678,247
Number of Holdings	99
Net Advisory Fee	$265,681
Portfolio Turnover	99%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Teradata Corp.	2.8%
Silicon Motion Technology Corp.	2.7%
thyssenkrupp AG	2.5%
ICON PLC	2.5%
WesBanco, Inc.	2.3%
PTC Therapeutics, Inc.	2.2%
Enterprise Financial Services Corp.	2.1%
BGC Group, Inc.	2.1%
Ultra Clean Holdings, Inc.	2.1%
Liberty Energy, Inc.	1.9%

Top Sectors†	(% of Net Assets)
Financials	20.1%
Industrials	18.5%
Information Technology	13.4%
Health Care	12.0%
Materials	11.0%
Energy	7.2%
Consumer Discretionary	5.3%
Utilities	2.8%
Real Estate	2.5%
Cash & Other	7.2%
[47]
Material Fund Change [Text Block]
Changes to Fund’s Investment Objective or Goals
The  WPG Partners Small Cap Value Diversified Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
As of June 30, 2026, Mr. Shuster no longer serves as a portfolio manager on the Fund.

Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe WPG Partners Small Cap Value Diversified Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Equity Fund
Class Name	Institutional Class
Trading Symbol	BPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-global-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its benchmark index, the  MSCI World Index, while slightly trailing its secondary index, the MSCI World Value Net Total Return Index.
What factors influenced performance?
Global economic growth continued during the period, although a number of factors acted as headwinds. In the United States, consumer spending and the labor market both showed signs of vulnerability, while inflation remained above the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, signaled at August’s Jackson Hole symposium that interest rates might need to move higher if progress on prices stalled. The hawkish turn was not confined to the United States: The European Central Bank struck a firmer tone as markets began pricing a September rate hike, and the Bank of Japan continued along its tightening path, pushing sovereign yields to cycle highs in Germany and multi-decade highs in Japan. Meanwhile, the war in Iran and the continued constraints on the global oil supply created uncertainty for energy prices through the second half of the period. Against this backdrop, global equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities extended their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the MSCI World Index, stock selection in the Financials sector was the main contributor to the Fund’s outperformance; positioning in Energy and Consumer Discretionary also added value. The Fund’s underweight to Information Technology was the biggest detractor, while stock picking in Industrials and Health Care also weighed on returns.
How is the Fund currently positioned?
Compared with the MSCI World Index, the Fund’s largest sector overweights at the end of the period were Financials and Energy. The Fund’s most significant underweights were to Information Technology and, to a lesser degree, Communication Services and Consumer Discretionary.

Top Contributors
↑	RENESAS ELECTRONICS CORPORATIO
↑	BANCO BILBAO VIZCAYA ARGENTARI
↑	AIB GROUP PLC
↑	GLENCORE PLC
↑	ING GROEP N.V.

Top Detractors
↓	CHECK POINT SOFTWARE TECHNOLOG
↓	SUGI HOLDINGS CO., LTD.
↓	EPAM SYSTEMS, INC.
↓	ICON PLC
↓	NOVO NORDISK A/S CLASS B

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	23.33	13.36	11.25
MSCI THE WORLD INDEX Gross (USD)	20.83	11.71	13.56
MSCI THE WORLD INDEX Net (USD)	20.37	11.21	13.01
MSCI World Value Net Total Return Index	23.41	11.36	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
Net Assets	$ 338,593,905
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 2,238,274
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$338,593,905
Number of Holdings	119
Net Advisory Fee	$2,238,274
Portfolio Turnover	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Banco Bilbao Vizcaya Argentaria SA	1.7%
NatWest Group PLC	1.5%
ING Groep NV	1.5%
Rexel SA	1.4%
Labcorp Holdings, Inc.	1.4%
Nordea Bank Abp	1.4%
Galp Energia SGPS SA	1.4%
Gen Digital, Inc.	1.3%
ABN AMRO Bank NV	1.3%
TotalEnergies SE	1.3%

Top Sectors†	(% of Net Assets)
Financials	26.3%
Industrials	16.2%
Health Care	14.8%
Energy	11.1%
Consumer Staples	8.1%
Information Technology	6.2%
Materials	5.8%
Consumer Discretionary	5.4%
Communication Services	4.2%
Cash & Other	1.9%
[48]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The Boston Partners Global Equity Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners Global Equity Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-global-equity-fund/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
R6 Share Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Equity Fund
Class Name	R6 Share Class
Trading Symbol	BPRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of July 6, 2026 (inception date), to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-global-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Share Class	$14	0.88%**
[49],[50]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.88%	[49]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its benchmark index, the  MSCI World Index, while slightly trailing its secondary index, the MSCI World Value Net Total Return Index.
What factors influenced performance?
Global economic growth continued during the period, although a number of factors acted as headwinds. In the United States, consumer spending and the labor market both showed signs of vulnerability, while inflation remained above the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, signaled at August’s Jackson Hole symposium that interest rates might need to move higher if progress on prices stalled. The hawkish turn was not confined to the United States: The European Central Bank struck a firmer tone as markets began pricing a September rate hike, and the Bank of Japan continued along its tightening path, pushing sovereign yields to cycle highs in Germany and multi-decade highs in Japan. Meanwhile, the war in Iran and the continued constraints on the global oil supply created uncertainty for  energy prices through the second half of the period. Against this backdrop, global equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities extended their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the MSCI World Index, positioning in Financials and Energy contributed the most to results. Industrials was the only sector where positioning acted as a meaningful detractor from returns versus the index.
How is the Fund currently positioned?
Compared with the MSCI World Index, the Fund’s largest sector overweights at the end of the period were Financials and Energy. The Fund’s most significant underweights were to Information Technology and, to a lesser degree, Communication Services and Consumer Discretionary.

Top Contributors
↑	RENESAS ELECTRONICS CORPORATIO
↑	BANCO BILBAO VIZCAYA ARGENTARI
↑	AIB GROUP PLC
↑	GLENCORE PLC
↑	ING GROEP N.V.

Top Detractors
↓	CHECK POINT SOFTWARE TECHNOLOG
↓	SUGI HOLDINGS CO., LTD.
↓	EPAM SYSTEMS, INC.
↓	ICON PLC
↓	NOVO NORDISK A/S CLASS B

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (07/06/2026)
R6 Share Class	4.36
MSCI THE WORLD INDEX Gross (USD)	2.29
MSCI THE WORLD INDEX Net (USD)	2.25
MSCI World Value Net Total Return Index	4.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
Net Assets	$ 338,593,905
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 2,238,274
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$338,593,905
Number of Holdings	119
Net Advisory Fee	$2,238,274
Portfolio Turnover	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Banco Bilbao Vizcaya Argentaria SA	1.7%
NatWest Group PLC	1.5%
ING Groep NV	1.5%
Rexel SA	1.4%
Labcorp Holdings, Inc.	1.4%
Nordea Bank Abp	1.4%
Galp Energia SGPS SA	1.4%
Gen Digital, Inc.	1.3%
ABN AMRO Bank NV	1.3%
TotalEnergies SE	1.3%

Top Sectors†	(% of Net Assets)
Financials	26.3%
Industrials	16.2%
Health Care	14.8%
Energy	11.1%
Consumer Staples	8.1%
Information Technology	6.2%
Materials	5.8%
Consumer Discretionary	5.4%
Communication Services	4.2%
Cash & Other	1.9%
[51]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The Boston Partners Global Equity Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners Global Equity Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-global-equity-fund/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Equity Fund
Class Name	Institutional Class
Trading Symbol	BPLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$235	2.00%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its benchmark index, the S&P 500 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the S&P 500 Index, stock selection in the Information Technology, Financials, and Materials sectors generally led contributions to the Fund’s outperformance during the year; its short positioning in Consumer Discretionary also added value. Short positions in Information Technology, Communication Services, and Energy generally held back results versus the benchmark.
How is the Fund currently positioned?
Compared with the S&P 500 Index, the Fund’s largest net overweight sector at the end of the period was Financials; Materials and Health Care were also overweights, but to a much smaller degree. The Fund’s largest net underweights were to Information Technology and, to a lesser degree, Energy and Communication Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	35.38	19.51	11.10
S&P 500 Total Return Index	20.38	12.79	15.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/ for more recent performance information.
Net Assets	$ 268,455,038
Holdings Count | $ / shares	207
Advisory Fees Paid, Amount	$ 1,990,657
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$268,455,038
Number of Holdings	207
Net Advisory Fee	$1,990,657
Portfolio Turnover	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Alphabet, Inc.	2.6%
Galliford Try Holdings PLC	2.3%
Marex Group Ltd.	2.0%
BGC Group, Inc.	2.0%
Tenet Healthcare Corp.	1.9%
Hamilton Insurance Group Ltd.	1.9%
Meta Platforms, Inc.	1.9%
Dell Technologies, Inc.	1.9%
Samsung Electronics Co. Ltd.	1.7%
Acadian Asset Management, Inc.	1.7%

Top Sectors†	(% of Net Assets)
Financials	28.9%
Information Technology	14.9%
Health Care	10.6%
Consumer Discretionary	6.0%
Communication Services	5.3%
Industrials	4.1%
Materials	3.8%
Consumer Staples	2.0%
Real Estate	1.8%
Cash & Other	22.6%
[52]
Material Fund Change [Text Block]
Changes to Fund’s Investment Objective or Goals
The Boston Partners Long/Short Equity Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
Changes to Shareholder Fees
Effective March 1, 2026, the management fee for the Long/Short Equity Fund was reduced from 2.25% to 1.60%, and the expense cap for the Institutional Class was reduced from 1.96% to 1.70%. The net expense ratio for the Institutional Class for the fiscal year ended August 31, 2026, was 1.80%.

Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners Long/Short Equity Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
Material Fund Change Expenses [Text Block]	Effective March 1, 2026, the management fee for the Long/Short Equity Fund was reduced from 2.25% to 1.60%, and the expense cap for the Institutional Class was reduced from 1.96% to 1.70%. The net expense ratio for the Institutional Class for the fiscal year ended August 31, 2026, was 1.80%.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Investor Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Equity Fund
Class Name	Investor Class
Trading Symbol	BPLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-long-short-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$265	2.26%

Expenses Paid, Amount	$ 265
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its benchmark index, the S&P 500 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the S&P 500 Index, stock selection in the Information Technology, Financials, and Materials sectors generally led contributions to the Fund’s outperformance during the year; its short positioning in Consumer Discretionary also added value. Short positions in Information Technology, Communication Services, and Energy generally held back results versus the benchmark.
How is the Fund currently positioned?
Compared with the S&P 500 Index, the Fund’s largest net overweight sector at the end of the period was Financials; Materials and Health Care were also overweights, but to a much smaller degree. The Fund’s largest net underweights were to Information Technology and, to a lesser degree, Energy and Communication Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	34.91	19.21	10.82
S&P 500 Total Return Index	20.38	12.79	15.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/ for more recent performance information.
Net Assets	$ 268,455,038
Holdings Count | $ / shares	207
Advisory Fees Paid, Amount	$ 1,990,657
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$268,455,038
Number of Holdings	207
Net Advisory Fee	$1,990,657
Portfolio Turnover	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Alphabet, Inc.	2.6%
Galliford Try Holdings PLC	2.3%
Marex Group Ltd.	2.0%
BGC Group, Inc.	2.0%
Tenet Healthcare Corp.	1.9%
Hamilton Insurance Group Ltd.	1.9%
Meta Platforms, Inc.	1.9%
Dell Technologies, Inc.	1.9%
Samsung Electronics Co. Ltd.	1.7%
Acadian Asset Management, Inc.	1.7%

Top Sectors†	(% of Net Assets)
Financials	28.9%
Information Technology	14.9%
Health Care	10.6%
Consumer Discretionary	6.0%
Communication Services	5.3%
Industrials	4.1%
Materials	3.8%
Consumer Staples	2.0%
Real Estate	1.8%
Cash & Other	22.6%
[53]
Material Fund Change [Text Block]
Changes to Fund’s Investment Objective or Goals
The Boston Partners Long/Short Equity Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
Changes to Shareholder Fees
Effective March 1, 2026, the management fee for the Long/Short Equity Fund was reduced from 2.25% to 1.60%, and the expense cap for the Investor Class was reduced from 2.21% to 1.95%. The net expense ratio for the Investor Class for the fiscal year ended August 31, 2026, was 2.05%.

Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners Long/Short Equity Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
Material Fund Change Expenses [Text Block]	Effective March 1, 2026, the management fee for the Long/Short Equity Fund was reduced from 2.25% to 1.60%, and the expense cap for the Investor Class was reduced from 2.21% to 1.95%. The net expense ratio for the Investor Class for the fiscal year ended August 31, 2026, was 2.05%.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-long-short-equity-fund/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Research Fund
Class Name	Institutional Class
Trading Symbol	BPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$187	1.75%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain but  underperformed its benchmark, the S&P 500 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the S&P 500 Index, the Fund’s long positioning within Industrials detracted from relative performance as did its short positions in both Industrials and Information Technology. Long positions in Information Technology, Financials, and Materials all added value.
How is the Fund currently positioned?
Compared with the S&P 500 Index, the Fund’s largest net exposures at the end of the period were in Industrials and Utilities. The Fund’s smallest net exposures were in Information Technology and Communication Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	13.47	10.98	7.20
S&P 500 Total Return Index	20.38	12.79	15.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/ for more recent performance information.
Net Assets	$ 625,209,897
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 7,248,408
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$625,209,897
Number of Holdings	419
Net Advisory Fee	$7,248,408
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
JPMorgan Chase & Co.	1.4%
Frontdoor, Inc.	1.2%
NVIDIA Corp.	1.2%
Wells Fargo & Co.	1.1%
Brink’s Co.	1.1%
Bank of America Corp.	1.1%
AbbVie, Inc.	1.1%
L3Harris Technologies, Inc.	1.0%
UnitedHealth Group, Inc.	1.0%
Booking Holdings, Inc.	1.0%

Top Sectors†	(% of Net Assets)
Industrials	17.2%
Financials	16.4%
Information Technology	12.1%
Health Care	9.6%
Consumer Discretionary	7.1%
Utilities	4.6%
Consumer Staples	3.6%
Communication Services	2.5%
Materials	2.4%
Cash & Other	24.5%
[54]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The Boston Partners Long/Short Research Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners Long/Short Research Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Investor Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Research Fund
Class Name	Investor Class
Trading Symbol	BPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-ls-research-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$213	2.00%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain but  underperformed its benchmark, the S&P 500 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the S&P 500 Index, the Fund’s long positioning within Industrials detracted from relative performance as did its short positions in both Industrials and Information Technology. Long positions in Information Technology, Financials, and Materials all added value.
How is the Fund currently positioned?
Compared with the S&P 500 Index, the Fund’s largest net exposures at the end of the period were in Industrials and Utilities. The Fund’s smallest net exposures were in Information Technology and Communication Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	13.12	10.69	6.93
S&P 500 Total Return Index	20.38	12.79	15.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-ls-research-fund/ for more recent performance information.
Net Assets	$ 625,209,897
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 7,248,408
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$625,209,897
Number of Holdings	419
Net Advisory Fee	$7,248,408
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
JPMorgan Chase & Co.	1.4%
Frontdoor, Inc.	1.2%
NVIDIA Corp.	1.2%
Wells Fargo & Co.	1.1%
Brink’s Co.	1.1%
Bank of America Corp.	1.1%
AbbVie, Inc.	1.1%
L3Harris Technologies, Inc.	1.0%
UnitedHealth Group, Inc.	1.0%
Booking Holdings, Inc.	1.0%

Top Sectors†	(% of Net Assets)
Industrials	17.2%
Financials	16.4%
Information Technology	12.1%
Health Care	9.6%
Consumer Discretionary	7.1%
Utilities	4.6%
Consumer Staples	3.6%
Communication Services	2.5%
Materials	2.4%
Cash & Other	24.5%
[55]
Material Fund Change [Text Block]	Changes to Fund’s Investment Objective or Goals The Boston Partners Long/Short Research Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
Material Fund Change Objectives [Text Block]	Changes to Fund’s Investment Objective or GoalsThe Boston Partners Long/Short Research Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-ls-research-fund/
Accountant Change Date	May 14, 2025
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Class A
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class A
Trading Symbol	EBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$209	2.00%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the Period,  underperforming the benchmark SG CTA Index which returned +18.41% over the same period.
The exposures affecting performance included gains in commodity and equity index futures alongside foreign exchange forwards and losses in fixed income futures. The Fund’s positioning was dynamic during the Period; it maintained a net long positioning in equity index and commodity futures for the majority of the Period and held varied positioning in fixed income futures and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Momentum strategies were the most profitable during the Period, with gains in equity indices, commodities, and foreign exchange; and losses in fixed income. Short-term strategies posted modest losses, as gains in commodities and foreign exchange were more than offset by losses in equity indices and fixed income. Finally, quant macro strategies were also not profitable, posting losses in fixed income and equity indices and some partially offsetting gains in commodities and foreign exchange.
Overall, the Fund performed well in a dynamic market environment defined by persistent geopolitical risks, continued tariff and inflation concerns, and varying artificial intelligence expectations. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	London Gas Oil Futures +3.5%
↑	Gold Futures +2.1%
↑	Norwegian Krone Forwards +1.7%
↑	FTSE Taiwan Index Futures +1.3%
↑	Silver Futures +1.2%

Top Detractors
↓	Japanese Yen Forwards -2.4%
↓	Canadian 10-Year Bond Futures -2.2%
↓	Japanese 10-Year Bond Futures -2.2%
↓	U.S. 10-Year Treasury Note Futures -1.1%
↓	United Kingdom 3-Month SONIA Futures -1.1%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)**	8.55	8.64	5.53
Class A (with sales charge)**	4.72	7.86	5.15
S&P 500 Total Return Index	20.38	12.79	15.37
Barclay BTOP50 Index	18.28	6.91	4.31
SG CTA Index	18.41	5.58	3.46
[56]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 2,286,027,905
Holdings Count | $ / shares	240
Advisory Fees Paid, Amount	$ 33,469,612
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,286,027,905
Number of Holdings	240
Net Advisory Fee	$33,469,612
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of August 31, 2026)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	70.3%
Euro-Bund (Short)	0.5%
NOK/USD FWD 20260916	0.4%
CHF/USD FWD 20260916	0.3%
Low Sulphur Gas Oil	0.3%
Australian Government 3 Year Bonds (Short)	0.3%
SEK/USD FWD 20260916	0.3%
NY Harbor ULSD	0.2%
AUD/USD FWD 20260916	0.2%
SGX FTSE Taiwan Index	0.1%

Component Risk Allocation (includes derivatives)**(% of portfolio risk)
Equities	34.3%
Fixed Income	24.7%
Commodities	23.6%
Currencies	17.4%
[57],[58]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2026, Campbell updated its Amended and Restated Expense Limitation and Reimbursement Agreement to waive Acquired Fund Fees and Expenses until at least December 31, 2027. Fund materials were supplemented accordingly.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective March 30, 2026, Campbell promoted Philippe Pradel to Chief Compliance Officer and Deputy General Counsel. Tom Lloyd, who has served as Campbell’s General Counsel for over 20 years, and Chief Compliance Officer for most of that period, will remain as General Counsel.

Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Accountant Change Statement [Text Block]	As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	May 14, 2025
Class C
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class C
Trading Symbol	EBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$286	2.75%

Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the Period,  underperforming the benchmark SG CTA Index which returned +18.41% over the same period.
The exposures affecting performance included gains in commodity and equity index futures alongside foreign exchange forwards and losses in fixed income futures. The Fund’s positioning was dynamic during the Period; it maintained a net long positioning in equity index and commodity futures for the majority of the Period and held varied positioning in fixed income futures and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Momentum strategies were the most profitable during the Period, with gains in equity indices, commodities, and foreign exchange; and losses in fixed income. Short-term strategies posted modest losses, as gains in commodities and foreign exchange were more than offset by losses in equity indices and fixed income. Finally, quant macro strategies were also not profitable, posting losses in fixed income and equity indices and some partially offsetting gains in commodities and foreign exchange.
Overall, the Fund performed well in a dynamic market environment defined by persistent geopolitical risks, continued tariff and inflation concerns, and varying artificial intelligence expectations. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	London Gas Oil Futures +3.5%
↑	Gold Futures +2.1%
↑	Norwegian Krone Forwards +1.7%
↑	FTSE Taiwan Index Futures +1.3%
↑	Silver Futures +1.2%

Top Detractors
↓	Japanese Yen Forwards -2.4%
↓	Canadian 10-Year Bond Futures -2.2%
↓	Japanese 10-Year Bond Futures -2.2%
↓	U.S. 10-Year Treasury Note Futures -1.1%
↓	United Kingdom 3-Month SONIA Futures -1.1%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)**	7.77	7.81	4.74
Class C (with sales charge)**	6.77	7.81	4.74
S&P 500 Total Return Index	20.38	12.79	15.37
Barclay BTOP50 Index	18.28	6.91	4.31
SG CTA Index	18.41	5.58	3.46
[59]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 2,286,027,905
Holdings Count | $ / shares	240
Advisory Fees Paid, Amount	$ 33,469,612
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,286,027,905
Number of Holdings	240
Net Advisory Fee	$33,469,612
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of August 31, 2026)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	70.3%
Euro-Bund (Short)	0.5%
NOK/USD FWD 20260916	0.4%
CHF/USD FWD 20260916	0.3%
Low Sulphur Gas Oil	0.3%
Australian Government 3 Year Bonds (Short)	0.3%
SEK/USD FWD 20260916	0.3%
NY Harbor ULSD	0.2%
AUD/USD FWD 20260916	0.2%
SGX FTSE Taiwan Index	0.1%

Component Risk Allocation (includes derivatives)**(% of portfolio risk)
Equities	34.3%
Fixed Income	24.7%
Commodities	23.6%
Currencies	17.4%
[60],[61]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2026, Campbell updated its Amended and Restated Expense Limitation and Reimbursement Agreement to waive Acquired Fund Fees and Expenses until at least December 31, 2027. Fund materials were supplemented accordingly.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective March 30, 2026, Campbell promoted Philippe Pradel to Chief Compliance Officer and Deputy General Counsel. Tom Lloyd, who has served as Campbell’s General Counsel for over 20 years, and Chief Compliance Officer for most of that period, will remain as General Counsel.

Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Accountant Change Statement [Text Block]	As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	May 14, 2025
Class I
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class I
Trading Symbol	EBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$183	1.75%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the Period,  underperforming the benchmark SG CTA Index which returned +18.41% over the same period.
The exposures affecting performance included gains in commodity and equity index futures alongside foreign exchange forwards and losses in fixed income futures. The Fund’s positioning was dynamic during the Period; it maintained a net long positioning in equity index and commodity futures for the majority of the Period and held varied positioning in fixed income futures and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Momentum strategies were the most profitable during the Period, with gains in equity indices, commodities, and foreign exchange; and losses in fixed income. Short-term strategies posted modest losses, as gains in commodities and foreign exchange were more than offset by losses in equity indices and fixed income. Finally, quant macro strategies were also not profitable, posting losses in fixed income and equity indices and some partially offsetting gains in commodities and foreign exchange.
Overall, the Fund performed well in a dynamic market environment defined by persistent geopolitical risks, continued tariff and inflation concerns, and varying artificial intelligence expectations. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	London Gas Oil Futures +3.5%
↑	Gold Futures +2.1%
↑	Norwegian Krone Forwards +1.7%
↑	FTSE Taiwan Index Futures +1.3%
↑	Silver Futures +1.2%

Top Detractors
↓	Japanese Yen Forwards -2.4%
↓	Canadian 10-Year Bond Futures -2.2%
↓	Japanese 10-Year Bond Futures -2.2%
↓	U.S. 10-Year Treasury Note Futures -1.1%
↓	United Kingdom 3-Month SONIA Futures -1.1%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)**	8.85	8.90	5.80
S&P 500 Total Return Index	20.38	12.79	15.37
Barclay BTOP50 Index	18.28	6.91	4.31
SG CTA Index	18.41	5.58	3.46
[62]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 2,286,027,905
Holdings Count | $ / shares	240
Advisory Fees Paid, Amount	$ 33,469,612
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,286,027,905
Number of Holdings	240
Net Advisory Fee	$33,469,612
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of August 31, 2026)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	70.3%
Euro-Bund (Short)	0.5%
NOK/USD FWD 20260916	0.4%
CHF/USD FWD 20260916	0.3%
Low Sulphur Gas Oil	0.3%
Australian Government 3 Year Bonds (Short)	0.3%
SEK/USD FWD 20260916	0.3%
NY Harbor ULSD	0.2%
AUD/USD FWD 20260916	0.2%
SGX FTSE Taiwan Index	0.1%

Component Risk Allocation (includes derivatives)**(% of portfolio risk)
Equities	34.3%
Fixed Income	24.7%
Commodities	23.6%
Currencies	17.4%
[63],[64]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2026, Campbell updated its Amended and Restated Expense Limitation and Reimbursement Agreement to waive Acquired Fund Fees and Expenses until at least December 31, 2027. Fund materials were supplemented accordingly.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective March 30, 2026, Campbell promoted Philippe Pradel to Chief Compliance Officer and Deputy General Counsel. Tom Lloyd, who has served as Campbell’s General Counsel for over 20 years, and Chief Compliance Officer for most of that period, will remain as General Counsel.

Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Accountant Change Statement [Text Block]	As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	May 14, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Emerald Growth Fund
Class Name	Class A
Trading Symbol	HSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerald Growth Fund (the “Fund”) for the period of May 1, 2026, to August 31, 2026(the “Current Reporting Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.teamemeraldfunds.com/emerald-growth-fund/. You can also request this information by contacting us at 855-828-9909.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Current Reporting Period.
Additional Information Phone Number	855-828-9909
Additional Information Website	https://www.teamemeraldfunds.com/emerald-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD? *  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class A	$32	0.94%
[65],[66]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD  AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing four-month period 5/1/2026 – 8/31/2026, the Emerald Growth Fund trailed the Russell 2000 Growth benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Surging Treasury yields, rising energy prices, persistent inflation, competition for credit, geopolitics and another bout of AI angst dominated the market narrative over the trailing period. At the sector level, performance was most challenged within the energy, financial, consumer discretionary, technology and healthcare sectors which detracted from return. These sources of weakness more than offset relative outperformance within the basic materials, industrials, and telecommunications sectors.
The energy sector was the largest detractor to performance as the Fund’s exposure to those companies within the oil equipment and services industry that are solving bottleneck problems for data centers by providing behind the meter power generation and water solutions were a headwind to performance. At the same time, the upward pressure on bond yields and elevated rate-hike expectations were notable headwinds for the rate-sensitive areas of the market and the Fund’s performance within the financials and consumer discretionary sectors. At the industry level, these challenges were most acute within the asset management, consumer lending, banking, specialty retail and apparel industries, which detracted from return. Holdings and positioning within the technology and healthcare sectors also detracted from the Fund’s performance for the period. At the industry level, the challenges were most pronounced within the computer services, semiconductor, and biotechnology industries which were the greatest sources of relative underperformance.
Partially offsetting the above was stock selection driven relative outperformance within the basic materials, industrials and telecommunications sectors. Within these sectors, holdings within the diversified chemicals, aerospace and telecommunications equipment industries were the largest positive contributors to performance.
As of the end of August, 2026, the Fund held the largest overweight positions in the  financials, technology, industrials, telecommunications, and consumer discretionary sectors.
POSITIONING

Top Contributors
↑	Bloom Energy (BE)
↑	Lumentum Holdings Inc. (LITE)
↑	TTM Technologies Inc. (TTMI)

Top Detractors
↓	Vital Farms, Inc. (VITL)
↓	Varonis Systems, Inc. (VRNS)
↓	Ollie’s Bargain Outlet Holdings (OLLI)

Performance Past Does Not Indicate Future [Text]	The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual TOTAL RETURN (%)

	5/01/2026- 8/31/2026	1 Year	5 Year	10 Year
Class A (without sales charge)	3.40	38.01	10.38	14.27
Class A (with sales charge)	-1.51	31.44	9.31	13.71
Russell 2000 Growth Total Return Index	4.88	23.25	5.04	10.66
Russell 3000 Total Return Index	7.12	20.10	11.80	14.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 1,438,012,686
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 2,583,167
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,438,012,686
Number of Holdings	126
Net Advisory Fee	$2,583,167
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Health Care	20.5%
Industrials	19.3%
Technology	18.1%
Consumer Discretionary	12.0%
Financials	10.5%
Exchange Traded Funds	6.4%
Energy	3.4%
Basic Materials	2.6%
Telecommunications	2.6%
Cash & Other	4.6%

Top 10 Holdings	(% of Net Assets)
F/m Emerald Life Sciences Innovation ETF	6.4%
Travere Therapeutics, Inc.	2.1%
InterDigital, Inc.	2.1%
AAR Corp.	1.9%
VSE Corp.	1.8%
Sensient Technologies Corp.	1.7%
Corcept Therapeutics, Inc.	1.6%
Axos Financial, Inc.	1.5%
Mercury Systems, Inc.	1.5%
CECO Environmental Corp.	1.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Effective as of the close of business on June 5, 2026, the Predecessor Fund was reorganized into the Fund in a tax-free reorganization. The Fund commenced investment operations on June 8, 2026, and is the successor to the Predecessor Fund. Performance and accounting history prior to the closing of the Reorganization is that of the Predecessor Fund.
During the Current Reporting Period, the Fund changed its fiscal year end from April 30 to August 31.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Updated Prospectus Phone Number	1-855-828-9909
Updated Prospectus Web Address	https://www.teamemeraldfunds.com/emerald-growth-fund/
Class C
Shareholder Report [Line Items]
Fund Name	Emerald Growth Fund
Class Name	Class C
Trading Symbol	HSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerald Growth Fund (the “Fund”) for the period of May 1, 2026, to August 31, 2026(the “Current Reporting Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.teamemeraldfunds.com/emerald-growth-fund/. You can also request this information by contacting us at 855-828-9909.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Current Reporting Period.
Additional Information Phone Number	855-828-9909
Additional Information Website	https://www.teamemeraldfunds.com/emerald-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD? *  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class C	$56	1.63%
[67],[68]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD  AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing four-month period 5/1/2026 – 8/31/2026, the Emerald Growth Fund trailed the Russell 2000 Growth benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Surging Treasury yields, rising energy prices, persistent inflation, competition for credit, geopolitics and another bout of AI angst dominated the market narrative over the trailing period. At the sector level, performance was most challenged within the energy, financial, consumer discretionary, technology and healthcare sectors which detracted from return. These sources of weakness more than offset relative outperformance within the basic materials, industrials, and telecommunications sectors.
The energy sector was the largest detractor to performance as the Fund’s exposure to those companies within the oil equipment and services industry that are solving bottleneck problems for data centers by providing behind the meter power generation and water solutions were a headwind to performance. At the same time, the upward pressure on bond yields and elevated rate-hike expectations were notable headwinds for the rate-sensitive areas of the market and the Fund’s performance within the financials and consumer discretionary sectors. At the industry level, these challenges were most acute within the asset management, consumer lending, banking, specialty retail and apparel industries, which detracted from return. Holdings and positioning within the technology and healthcare sectors also detracted from the Fund’s performance for the period. At the industry level, the challenges were most pronounced within the computer services, semiconductor, and biotechnology industries which were the greatest sources of relative underperformance.
Partially offsetting the above was stock selection driven relative outperformance within the basic materials, industrials and telecommunications sectors. Within these sectors, holdings within the diversified chemicals, aerospace and telecommunications equipment industries were the largest positive contributors to performance.
As of the end of August, 2026, the Fund held the largest overweight positions in the  financials, technology, industrials, telecommunications, and consumer discretionary sectors.
POSITIONING

Top Contributors
↑	Bloom Energy (BE)
↑	Lumentum Holdings Inc. (LITE)
↑	TTM Technologies Inc. (TTMI)

Top Detractors
↓	Vital Farms, Inc. (VITL)
↓	Varonis Systems, Inc. (VRNS)
↓	Ollie’s Bargain Outlet Holdings (OLLI)

Performance Past Does Not Indicate Future [Text]	The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual TOTAL RETURN (%)

	5/01/2026- 8/31/2026	1 Year	5 Year	10 Year
Class C (without sales charge)	3.19	36.99	9.63	13.51
Class C (with sales charge)	2.56	36.21	9.63	13.51
Russell 2000 Growth Total Return Index	4.88	23.25	5.04	10.66
Russell 3000 Total Return Index	7.12	20.10	11.80	14.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.teamemeraldfunds.com/emerald-growth-fund/ for more recent performance information.
Net Assets	$ 1,438,012,686
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 2,583,167
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,438,012,686
Number of Holdings	126
Net Advisory Fee	$2,583,167
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Health Care	20.5%
Industrials	19.3%
Technology	18.1%
Consumer Discretionary	12.0%
Financials	10.5%
Exchange Traded Funds	6.4%
Energy	3.4%
Basic Materials	2.6%
Telecommunications	2.6%
Cash & Other	4.6%

Top 10 Holdings	(% of Net Assets)
F/m Emerald Life Sciences Innovation ETF	6.4%
Travere Therapeutics, Inc.	2.1%
InterDigital, Inc.	2.1%
AAR Corp.	1.9%
VSE Corp.	1.8%
Sensient Technologies Corp.	1.7%
Corcept Therapeutics, Inc.	1.6%
Axos Financial, Inc.	1.5%
Mercury Systems, Inc.	1.5%
CECO Environmental Corp.	1.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Effective as of the close of business on June 5, 2026, the Predecessor Fund was reorganized into the Fund in a tax-free reorganization. The Fund commenced investment operations on June 8, 2026, and is the successor to the Predecessor Fund. Performance and accounting history prior to the closing of the Reorganization is that of the Predecessor Fund.
During the Current Reporting Period, the Fund changed its fiscal year end from April 30 to August 31.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Updated Prospectus Phone Number	1-855-828-9909
Updated Prospectus Web Address	https://www.teamemeraldfunds.com/emerald-growth-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Emerald Growth Fund
Class Name	Institutional Class
Trading Symbol	FGROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerald Growth Fund (the “Fund”) for the period of May 1, 2026, to August 31, 2026(the “Current Reporting Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.teamemeraldfunds.com/emerald-growth-fund/. You can also request this information by contacting us at 855-828-9909.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Current Reporting Period.
Additional Information Phone Number	855-828-9909
Additional Information Website	https://www.teamemeraldfunds.com/emerald-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD? *  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Institutional Class	$20	0.59%
[69],[70]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD  AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing four-month period 5/1/2026 – 8/31/2026, the Emerald Growth Fund trailed the Russell 2000 Growth benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Surging Treasury yields, rising energy prices, persistent inflation, competition for credit, geopolitics and another bout of AI angst dominated the market narrative over the trailing period. At the sector level, performance was most challenged within the energy, financial, consumer discretionary, technology and healthcare sectors which detracted from return. These sources of weakness more than offset relative outperformance within the basic materials, industrials, and telecommunications sectors.
The energy sector was the largest detractor to performance as the Fund’s exposure to those companies within the oil equipment and services industry that are solving bottleneck problems for data centers by providing behind the meter power generation and water solutions were a headwind to performance. At the same time, the upward pressure on bond yields and elevated rate-hike expectations were notable headwinds for the rate-sensitive areas of the market and the Fund’s performance within the financials and consumer discretionary sectors. At the industry level, these challenges were most acute within the asset management, consumer lending, banking, specialty retail and apparel industries, which detracted from return. Holdings and positioning within the technology and healthcare sectors also detracted from the Fund’s performance for the period. At the industry level, the challenges were most pronounced within the computer services, semiconductor, and biotechnology industries which were the greatest sources of relative underperformance.
Partially offsetting the above was stock selection driven relative outperformance within the basic materials, industrials and telecommunications sectors. Within these sectors, holdings within the diversified chemicals, aerospace and telecommunications equipment industries were the largest positive contributors to performance.
As of the end of August, 2026, the Fund held the largest overweight positions in the  financials, technology, industrials, telecommunications, and consumer discretionary sectors.

Top Contributors
↑	Bloom Energy (BE)
↑	Lumentum Holdings Inc. (LITE)
↑	TTM Technologies Inc. (TTMI)

Top Detractors
↓	Vital Farms, Inc. (VITL)
↓	Varonis Systems, Inc. (VRNS)
↓	Ollie’s Bargain Outlet Holdings (OLLI)

Performance Past Does Not Indicate Future [Text]	The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual TOTAL RETURN (%)

	5/01/2026- 8/31/2026	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	3.52	38.42	10.67	14.60
Russell 2000 Growth Total Return Index	4.88	23.25	5.04	10.66
Russell 3000 Total Return Index	7.12	20.10	11.80	14.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.teamemeraldfunds.com/emerald-growth-fund/ for more recent performance information.
Net Assets	$ 1,438,012,686
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 2,583,167
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,438,012,686
Number of Holdings	126
Net Advisory Fee	$2,583,167
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Health Care	20.5%
Industrials	19.3%
Technology	18.1%
Consumer Discretionary	12.0%
Financials	10.5%
Exchange Traded Funds	6.4%
Energy	3.4%
Basic Materials	2.6%
Telecommunications	2.6%
Cash & Other	4.6%

Top 10 Holdings	(% of Net Assets)
F/m Emerald Life Sciences Innovation ETF	6.4%
Travere Therapeutics, Inc.	2.1%
InterDigital, Inc.	2.1%
AAR Corp.	1.9%
VSE Corp.	1.8%
Sensient Technologies Corp.	1.7%
Corcept Therapeutics, Inc.	1.6%
Axos Financial, Inc.	1.5%
Mercury Systems, Inc.	1.5%
CECO Environmental Corp.	1.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Effective as of the close of business on June 5, 2026, the Predecessor Fund was reorganized into the Fund in a tax-free reorganization. The Fund commenced investment operations on June 8, 2026, and is the successor to the Predecessor Fund. Performance and accounting history prior to the closing of the Reorganization is that of the Predecessor Fund.
During the Current Reporting Period, the Fund changed its fiscal year end from April 30 to August 31.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Updated Prospectus Phone Number	1-855-828-9909
Updated Prospectus Web Address	https://www.teamemeraldfunds.com/emerald-growth-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	Emerald Growth Fund
Class Name	Investor Class
Trading Symbol	FFGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerald Growth Fund (the “Fund”) for the period of May 1, 2026, to August 31, 2026(the “Current Reporting Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.teamemeraldfunds.com/emerald-growth-fund/. You can also request this information by contacting us at 855-828-9909.
Additional Information Phone Number	855-828-9909
Additional Information Website	https://www.teamemeraldfunds.com/emerald-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD? *  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Investor Class	$31	0.90%
[71],[72]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD  AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing four-month period 5/1/2026 – 8/31/2026, the Emerald Growth Fund trailed the Russell 2000 Growth benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Surging Treasury yields, rising energy prices, persistent inflation, competition for credit, geopolitics and another bout of AI angst dominated the market narrative over the trailing period. At the sector level, performance was most challenged within the energy, financial, consumer discretionary, technology and healthcare sectors which detracted from return. These sources of weakness more than offset relative outperformance within the basic materials, industrials, and telecommunications sectors.
The energy sector was the largest detractor to performance as the Fund’s exposure to those companies within the oil equipment and services industry that are solving bottleneck problems for data centers by providing behind the meter power generation and water solutions were a headwind to performance. At the same time, the upward pressure on bond yields and elevated rate-hike expectations were notable headwinds for the rate-sensitive areas of the market and the Fund’s performance within the financials and consumer discretionary sectors. At the industry level, these challenges were most acute within the asset management, consumer lending, banking, specialty retail and apparel industries, which detracted from return. Holdings and positioning within the technology and healthcare sectors also detracted from the Fund’s performance for the period. At the industry level, the challenges were most pronounced within the computer services, semiconductor, and biotechnology industries which were the greatest sources of relative underperformance.
Partially offsetting the above was stock selection driven relative outperformance within the basic materials, industrials and telecommunications sectors. Within these sectors, holdings within the diversified chemicals, aerospace and telecommunications equipment industries were the largest positive contributors to performance.
As of the end of August, 2026, the Fund held the largest overweight positions in the  financials, technology, industrials, telecommunications, and consumer discretionary sectors.
POSITIONING

Top Contributors
↑	Bloom Energy (BE)
↑	Lumentum Holdings Inc. (LITE)
↑	TTM Technologies Inc. (TTMI)

Top Detractors
↓	Vital Farms, Inc. (VITL)
↓	Varonis Systems, Inc. (VRNS)
↓	Ollie’s Bargain Outlet Holdings (OLLI)

Performance Past Does Not Indicate Future [Text]	The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual TOTAL RETURN (%)

	5/01/2026- 8/31/2026	1 Year	5 Year	10 Year
Investor Class (without sales charge)	3.42	37.99	10.30	14.21
Russell 2000 Growth Total Return Index	4.88	23.25	5.04	10.66
Russell 3000 Total Return Index	7.12	20.10	11.80	14.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.teamemeraldfunds.com/emerald-growth-fund/ for more recent performance information.
Net Assets	$ 1,438,012,686
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 2,583,167
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,438,012,686
Number of Holdings	126
Net Advisory Fee	$2,583,167
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Health Care	20.5%
Industrials	19.3%
Technology	18.1%
Consumer Discretionary	12.0%
Financials	10.5%
Exchange Traded Funds	6.4%
Energy	3.4%
Basic Materials	2.6%
Telecommunications	2.6%
Cash & Other	4.6%

Top 10 Holdings	(% of Net Assets)
F/m Emerald Life Sciences Innovation ETF	6.4%
Travere Therapeutics, Inc.	2.1%
InterDigital, Inc.	2.1%
AAR Corp.	1.9%
VSE Corp.	1.8%
Sensient Technologies Corp.	1.7%
Corcept Therapeutics, Inc.	1.6%
Axos Financial, Inc.	1.5%
Mercury Systems, Inc.	1.5%
CECO Environmental Corp.	1.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Effective as of the close of business on June 5, 2026, the Predecessor Fund was reorganized into the Fund in a tax-free reorganization. The Fund commenced investment operations on June 8, 2026, and is the successor to the Predecessor Fund. Performance and accounting history prior to the closing of the Reorganization is that of the Predecessor Fund.
During the Current Reporting Period, the Fund changed its fiscal year end from April 30 to August 31.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Updated Prospectus Phone Number	1-855-828-9909
Updated Prospectus Web Address	https://www.teamemeraldfunds.com/emerald-growth-fund/
F/m US Treasury 3 Month Bill Fund
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 3 Month Bill Fund- ETF Class Shares
Class Name	F/m US Treasury 3 Month Bill Fund- ETF Class Shares
Trading Symbol	TBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 3 Month Bill Fund - ETF Class Shares (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/tbil. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/tbil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (the “Index”). The Fund performed well for the year, returning 3.77% versus the Index’s return of 3.79%. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	3.77	4.48
ICE US Treasury Core Bond Index	1.21	1.30
ICE BofA 3 Month Treasury Bill	3.74	4.47
Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index	3.79	4.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 11, 2026
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/tbil for more recent performance information.
Net Assets	$ 7,193,791,413
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 10,061,182
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,193,791,413
Number of Holdings	2
Net Advisory Fee	$10,061,182
Portfolio Turnover	0%
30-Day SEC Yield	3.62%
30-Day SEC Yield Unsubsidized	3.62%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%

Material Fund Change [Text Block]
Material Fund Changes:
Effective February 11, 2026, the Fund converted to a multi-class fund structure and its name changed to the F/m US Treasury 3 Month Bill Fund. The Fund now offers an exchange-traded class of shares (ETF Class Shares) that are listed and traded on a national securities exchange, as well as a mutual fund class of shares (Institutional Class Shares) that operate as a traditional mutual fund. The two share classes are offered through separate prospectuses. The ETF Class Shares, unlike the Institutional Class Shares, are not individually redeemable.  The ticker for the  ETF Class Shares remains Nasdaq: TBIL.

Material Fund Change Name [Text Block]	Effective February 11, 2026, the Fund converted to a multi-class fund structure and its name changed to the F/m US Treasury 3 Month Bill Fund.
Updated Prospectus Web Address	https://www.fminvest.com/tbil
F/m US Treasury 6 Month Bill ETF
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 6 Month Bill ETF
Class Name	F/m US Treasury 6 Month Bill ETF
Trading Symbol	XBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 6 Month Bill ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/xbil. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/xbil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 6 Month Bill ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index (the “Index”). The Fund performed well for the year, returning 3.73% versus the Index’s return of 3.79%. Dividends represented most of the return, with the price returning -0.34% for the year. The securities Fund’s lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/06/2023)
F/m US Treasury 6 Month Bill ETF	3.73	4.59
ICE US Treasury Core Bond Index	1.21	3.01
ICE BofA 6-Month US Treasury Bill Total Return Index	3.71	4.69
Bloomberg U.S. Treasury Bellwether: 6 Month Total Return USD Unhedged Index	3.79	4.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/xbil for more recent performance information.
Net Assets	$ 747,586,380
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 1,152,345
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$747,586,380
Number of Holdings	2
Net Advisory Fee	$1,152,345
Portfolio Turnover	0%
30-Day SEC Yield	3.76%
30-Day SEC Yield Unsubsidized	3.76%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%

Updated Prospectus Web Address	https://www.fminvest.com/xbil
F/m US Treasury 12 Month Bill ETF
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 12 Month Bill ETF
Class Name	F/m US Treasury 12 Month Bill ETF
Trading Symbol	OBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 12 Month Bill ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/obil. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/obil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 12 Month Bill ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index (the “Index”). The Fund performed well for the year, returning 3.41% versus the Index’s return of 3.53%. Dividends represented the majority of the returns, with the price returning -0.56% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/14/2022)
F/m US Treasury 12 Month Bill ETF	3.41	4.31
ICE US Treasury Core Bond Index	1.21	2.98
ICE BofA US 1-Year Treasury Bill Total Return Index	3.38	4.33
Bloomberg U.S. Treasury Bellwether: 1 Year Total Return USD Unhedged Index	3.53	4.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/obil for more recent performance information.
Net Assets	$ 309,919,521
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 459,096
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$309,919,521
Number of Holdings	1
Net Advisory Fee	$459,096
Portfolio Turnover	0%
30-Day SEC Yield	3.92%
30-Day SEC Yield Unsubsidized	3.92%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%

Updated Prospectus Web Address	https://www.fminvest.com/obil
F/m US Treasury 2 Year Note ETF
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 2 Year Note ETF
Class Name	F/m US Treasury 2 Year Note ETF
Trading Symbol	UTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 2 Year Note ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/utwo. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/utwo
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 2 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index (the “Index”). The Fund performed well for the year, returning 2.18% versus the Index’s return of 2.30%. Dividends represented the majority of the return, with the price returning -1.67% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 2 Year Note ETF	2.18	2.91
ICE US Treasury Core Bond Index	1.21	1.30
ICE BofA U.S. Treasury Current 2 Yr TR	2.22	2.93
Bloomberg U.S. Treasury Bellwether: 2 Year Total Return USD Unhedged Index	2.30	3.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/utwo for more recent performance information.
Net Assets	$ 491,622,042
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 632,675
Investment Company Portfolio Turnover	1204.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$491,622,042
Number of Holdings	1
Net Advisory Fee	$632,675
Portfolio Turnover	1,204%
30-Day SEC Yield	4.17%
30-Day SEC Yield Unsubsidized	4.17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%

Updated Prospectus Web Address	https://www.fminvest.com/utwo
F/m US Treasury 3 Year Note ETF
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 3 Year Note ETF
Class Name	F/m US Treasury 3 Year Note ETF
Trading Symbol	UTRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 3 Year Note ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/utre. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/utre
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 3 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index (the “Index”). The Fund performed well for the year, returning 1.35% versus the Index’s return of 1.54%. Dividends represented the majority of the return, with the price returning -2.43% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 3 Year Note ETF	1.35	3.14
ICE US Treasury Core Bond Index	1.21	2.23
ICE BofA Current 3-Year US Treasury Total Return Index	1.37	3.17
Bloomberg U.S. Treasury Bellwether: 3 Year Total Return USD Unhedged Index	1.54	3.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/utre for more recent performance information.
Net Assets	$ 10,719,768
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 15,435
Investment Company Portfolio Turnover	1123.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$10,719,768
Number of Holdings	1
Net Advisory Fee	$15,435
Portfolio Turnover	1,123%
30-Day SEC Yield	4.20%
30-Day SEC Yield Unsubsidized	4.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.fminvest.com/utre
F/m US Treasury 5 Year Note ETF
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 5 Year Note ETF
Class Name	F/m US Treasury 5 Year Note ETF
Trading Symbol	UFIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 5 Year Note ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ufiv. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ufiv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 5 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 5Y Total Return Index Unhedged USD Index (the “Index”). The Fund performed well in a challenging rate environment, returning 0.14% versus the Index’s return of 0.33%. Dividends represented the majority of the returns, with the price returning -3.68% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 5 Year Note ETF	0.14	2.43
ICE US Treasury Core Bond Index	1.21	2.23
ICE BofA Current 5-Year US Treasury Total Return Index	0.25	2.50
Bloomberg U.S. Treasury Bellwether: 5 Year Total Return USD Unhedged Index	0.33	2.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/ufiv for more recent performance information.
Net Assets	$ 30,486,349
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 45,785
Investment Company Portfolio Turnover	1090.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$30,486,349
Number of Holdings	1
Net Advisory Fee	$45,785
Portfolio Turnover	1,090%
30-Day SEC Yield	4.31%
30-Day SEC Yield Unsubsidized	4.31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%

Updated Prospectus Web Address	https://www.fminvest.com/ufiv
F/m US Treasury 7 Year Note ETF
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 7 Year Note ETF
Class Name	F/m US Treasury 7 Year Note ETF
Trading Symbol	USVN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 7 Year Note ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/usvn. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/usvn
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 7 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index (the “Index”). The Fund performed well in a challenging rate environment, returning 0.08% versus the Index’s return of 0.24%. Dividends represented the majority of the returns, with the price returning -3.93% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 7 Year Note ETF	0.08	1.98
ICE US Treasury Core Bond Index	1.21	2.23
ICE BofA Current 7-Year US Treasury Total Return Index	0.08	1.98
Bloomberg U.S. Treasury Bellwether: 7 Year Total Return USD Unhedged Index	0.24	2.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/usvn for more recent performance information.
Net Assets	$ 7,018,852
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 12,457
Investment Company Portfolio Turnover	1090.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,018,852
Number of Holdings	1
Net Advisory Fee	$12,457
Portfolio Turnover	1,090%
30-Day SEC Yield	4.45%
30-Day SEC Yield Unsubsidized	4.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%

Updated Prospectus Web Address	https://www.fminvest.com/usvn
F/m US Treasury 10 Year Note ETF
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 10 Year Note ETF
Class Name	F/m US Treasury 10 Year Note ETF
Trading Symbol	UTEN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 10 Year Note ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/uten. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/uten
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 10 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index (the “Index”). The Fund performed well in a challenging rate environment, returning 0.28% versus the Index’s return of 0.34%. Dividends represented the majority of the returns, with the price returning -3.99% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 10 Year Note ETF	0.28	-0.23
ICE US Treasury Core Bond Index	1.21	1.30
ICE BofA Current 10-Year US Treasury Total Return Index	0.20	-0.19
Bloomberg U.S. Treasury Bellwether: 10 Year Total Return USD Unhedged Index	0.34	-0.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/uten for more recent performance information.
Net Assets	$ 267,528,390
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 400,836
Investment Company Portfolio Turnover	423.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$267,528,390
Number of Holdings	1
Net Advisory Fee	$400,836
Portfolio Turnover	423%
30-Day SEC Yield	4.61%
30-Day SEC Yield Unsubsidized	4.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.fminvest.com/uten
F/m US Treasury 20 Year Bond ETF
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 20 Year Bond ETF
Class Name	F/m US Treasury 20 Year Bond ETF
Trading Symbol	UTWY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 20 Year Bond ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/utwy. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/utwy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 20 Year Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index (the “Index”). The Fund performed well in a challenging rate environment, returning –0.21% versus the Index’s return of -0.09%. Dividends represented the majority of the return, with the price returning -5.07% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 20 Year Bond ETF	-0.21	-1.33
ICE US Treasury Core Bond Index	1.21	2.23
ICE BofA Current 20-Year US Treasury Total Return Index	-0.18	-1.35
Bloomberg U.S. Treasury Bellwether: 20 Year Total Return USD Unhedged Index	-0.09	-1.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/utwy for more recent performance information.
Net Assets	$ 8,221,422
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 13,175
Investment Company Portfolio Turnover	390.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$8,221,422
Number of Holdings	1
Net Advisory Fee	$13,175
Portfolio Turnover	390%
30-Day SEC Yield	5.15%
30-Day SEC Yield Unsubsidized	5.15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.fminvest.com/utwy
F/m US Treasury 30 Year Bond ETF
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 30 Year Bond ETF
Class Name	F/m US Treasury 30 Year Bond ETF
Trading Symbol	UTHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 30 Year Bond ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/uthy. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/uthy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 30 Year Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (the “Index”). The Fund performed well in a challenging rate environment, returning -0.39% versus the Index’s return of -0.17%. Dividends represented the majority of the return, with the price returning -5.22% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 30 Year Bond ETF	-0.39	-3.06
ICE US Treasury Core Bond Index	1.21	2.23
ICE BofA Current 30-Year US Treasury Total Return Index	-0.33	-3.06
Bloomberg U.S. Treasury Bellwether: 30 Year Total Return USD Unhedged Index	-0.17	-2.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/uthy for more recent performance information.
Net Assets	$ 192,938,385
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 84,336
Investment Company Portfolio Turnover	435.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$192,938,385
Number of Holdings	1
Net Advisory Fee	$84,336
Portfolio Turnover	435%
30-Day SEC Yield	5.15%
30-Day SEC Yield Unsubsidized	5.15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.fminvest.com/uthy
F/m 2-Year Investment Grade Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	F/m 2-Year Investment Grade Corporate Bond ETF
Class Name	F/m 2-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTWO
Security Exchange Name	BOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ztwo. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ztwo
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 2-Year Investment Grade Corporate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 2 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund had decent performance for the year, returning 3.18% versus the Index at 3.48%. Dividends represented all of the return, with the price return detracting -1.26% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 2-Year Investment Grade Corporate Bond ETF NAV	3.18	4.69
ICE BofA US Corporate Index	2.03	4.18
Bloomberg US Liquid Corporate 2 Year Maturity Index	3.48	5.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/ztwo for more recent performance information.
Net Assets	$ 18,077,171
Holdings Count | $ / shares	453
Advisory Fees Paid, Amount	$ 28,623
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$18,077,171
Number of Holdings	453
Net Advisory Fee	$28,623
Portfolio Turnover	72%
30-Day SEC Yield	4.63%
30-Day SEC Yield Unsubsidized	4.63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DuPont de Nemours, Inc.	0.2%
Fox Corp.	0.2%
Kroger Co.	0.2%
Digital Realty Trust LP	0.2%
QUALCOMM, Inc.	0.2%
PepsiCo, Inc.	0.2%
Targa Resources Corp.	0.2%
Ventas Realty LP	0.2%
CubeSmart LP	0.2%
John Deere Capital Corp.	0.2%

Top Sectors	(% of Net Assets)
Financials	31.7%
Industrials	11.2%
Utilities	9.8%
Health Care	8.8%
Technology	8.1%
Consumer Discretionary	7.3%
Consumer Staples	7.2%
Energy	6.2%
Materials	5.5%
Cash & Other	4.2%

Updated Prospectus Web Address	https://www.fminvest.com/ztwo
F/m 3-Year Investment Grade Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	F/m 3-Year Investment Grade Corporate Bond ETF
Class Name	F/m 3-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ztre. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ztre
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 3-Year Investment Grade Corporate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 3 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund had decent performance for the year, returning 2.63% versus the Index at 2.89%. Dividends represented all of the positive return, with the price return detracting -2.01% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 3-Year Investment Grade Corporate Bond ETF NAV	2.63	4.77
ICE BofA US Corporate Index	2.03	4.18
Bloomberg US Liquid Corporate 3 Year Maturity Index	2.89	5.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/ztre for more recent performance information.
Net Assets	$ 42,237,651
Holdings Count | $ / shares	476
Advisory Fees Paid, Amount	$ 60,671
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$42,237,651
Number of Holdings	476
Net Advisory Fee	$60,671
Portfolio Turnover	88%
30-Day SEC Yield	4.84%
30-Day SEC Yield Unsubsidized	4.84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Las Vegas Sands Corp.	0.2%
Kinder Morgan, Inc.	0.2%
Diamondback Energy, Inc.	0.2%
NLG Global Funding	0.2%
Juniper Networks, Inc.	0.2%
Blackstone Holdings Finance Co. LLC	0.2%
Canadian Imperial Bank of Commerce	0.2%
Lincoln Financial Global Funding	0.2%
AS Mileage Plan IP Ltd.	0.2%
Jefferies Financial Group, Inc.	0.2%

Top Sectors	(% of Net Assets)
Financials	33.5%
Industrials	10.2%
Energy	8.7%
Technology	8.7%
Consumer Discretionary	8.4%
Health Care	8.5%
Utilities	8.3%
Consumer Staples	5.0%
Materials	4.2%
Communications	3.5%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.fminvest.com/ztre
F/m 10-Year Investment Grade Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	F/m 10-Year Investment Grade Corporate Bond ETF
Class Name	F/m 10-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTEN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/zten. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/zten
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 10-Year Investment Grade Corporate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 10 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively have an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund had decent performance for the year, returning 2.13% versus the Index at 2.14%. Dividends represented all of the positive return, with the price return detracting –3.20% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 10-Year Investment Grade Corporate Bond ETF NAV	2.13	4.62
ICE BofA US Corporate Index	2.03	4.18
Bloomberg US Liquid Corporate 10 Year Maturity Index	2.14	4.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/zten for more recent performance information.
Net Assets	$ 29,540,519
Holdings Count | $ / shares	244
Advisory Fees Paid, Amount	$ 44,250
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$29,540,519
Number of Holdings	244
Net Advisory Fee	$44,250
Portfolio Turnover	160%
30-Day SEC Yield	5.59%
30-Day SEC Yield Unsubsidized	5.59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Kinder Morgan, Inc.	0.4%
Accenture Capital, Inc.	0.4%
Caterpillar, Inc.	0.4%
PNC Financial Services Group, Inc.	0.4%
Principal Financial Group, Inc.	0.4%
Home Depot, Inc.	0.4%
HEICO Corp.	0.4%
Western Midstream Operating LP	0.4%
Travelers Cos., Inc.	0.4%
Plains All American Pipeline LP / PAA Finance Corp.	0.4%

Top Sectors	(% of Net Assets)
Financials	26.2%
Utilities	14.1%
Industrials	11.3%
Energy	10.5%
Technology	7.7%
Communications	7.3%
Health Care	6.8%
Materials	6.1%
Consumer Staples	4.9%
Cash & Other	5.1%

Updated Prospectus Web Address	https://www.fminvest.com/zten
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Oakhurst Fixed Income Fund
Class Name	Institutional Class Shares
Trading Symbol	OHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oakhurst Fixed Income Fund (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohfix/. You can also request this information by contacting us at 1-800-292-6775
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/ohfix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the Period, the Fund  underperformed its index as yield curve positioning and technology-related issues detracted from the Fund’s performance. For the fiscal year, the Fund gained 1.29% and the Bloomberg Aggregate Bond Index added 1.89% on a total return basis. A flatter yield curve proved detrimental as the Fund had underweighted longer maturity bonds. The Fund’s focus on spread product, with its overweight positions in mortgage-backed securities, asset-backed securities, and corporate bonds, aided performance over the fiscal year due to the increased income and strong performance of these sectors. Having started the year with a duration slightly below that of the index, the Fund was able to minimize the impact of higher US Treasury yields in the intermediate and longer maturities.
As the year progressed, intermediate yields better reflected inflationary risks and Fund duration was extended to approximately match that of the index. Energy prices and the AI buildout have sparked inflationary concerns, prompting increased calls for rate hikes. Real yields, however, are compensating investors for this risk, thus providing support for duration approximating that of the index. Although yield spreads are narrow by historic standards, underlying fundamentals remain supportive and should reduce risks from both corporate bonds and securitized products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class Shares (without sales charge)	1.29	0.23	1.86
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/ohfix/ for more recent performance information.
Net Assets	$ 99,804,852
Holdings Count | $ / shares	140
Advisory Fees Paid, Amount	$ 371,750
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$99,804,852
Number of Holdings	140
Net Advisory Fee	$371,750
Portfolio Turnover	80%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	24.6%
Federal Home Loan Mortgage Corp.	14.2%
Federal National Mortgage Association	11.7%
Government National Mortgage Association	2.0%
Westlake Automobile Receivables Trust	1.1%
Tennessee Valley Authority	1.1%
Taco Bell Corp.	1.0%
QTS Issuer ABS I LLC	1.0%
DB Master Finance Parent LLC	1.0%
RCKT Mortgage Trust	0.9%

Top Sectors	(% of Net Assets)
Mortgage Securities	35.8%
Government	26.4%
Financials	9.1%
Asset Backed Securities	6.3%
Technology	5.6%
Utilities	3.8%
Energy	3.3%
Consumer Discretionary	2.8%
Communications	2.5%
Cash & Other	4.4%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/ohfix/
F/m Opportunistic Income ETF
Shareholder Report [Line Items]
Fund Name	F/m Opportunistic Income ETF
Class Name	F/m Opportunistic Income ETF
Trading Symbol	ZHOG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Opportunistic Income ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Opportunistic Income ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund performed well for the fiscal year ending 8/31/26, generating a return of 3.32% versus a gain of 1.89% for the Bloomberg  U.S. Aggregate Bond Index. Fund performance benefitted from meaningful overweight allocations to corporate bonds, mortgage-backed securities, and asset-backed securities. The additional yield from these sectors contributed to the Fund’s outperformance, with a narrowing of yield spreads enabling them to produce better performance than government debt. A tactical move into municipal bonds added value, as did the allocation to the F/m High Yield 100 ETF (ZTOP). The Fund maintained a duration longer than that of the index during the fiscal year. While this interest rate positioning detracted from performance, the yield curve exposure, namely an overweight to intermediate bonds, lessened the impact from higher rates as the yield curve flattened. Overall security selection proved beneficial to the Fund’s fiscal year performance, though some technology-related holdings underperformed the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/05/2023)
F/m Opportunistic Income ETF	3.32	6.08
Bloomberg U.S. Aggregate Bond Index	1.89	4.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf for more recent performance information.
Net Assets	$ 46,250,968
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 172,445
Investment Company Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$46,250,968
Number of Holdings	61
Net Advisory Fee	$172,445
Portfolio Turnover	191%
30-Day SEC Yield	5.19%
30-Day SEC Yield Unsubsidized	5.19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	15.9%
F/m 3-Year Investment Grade Corporate Bond ETF	10.4%
F/m High Yield 100 ETF	9.8%
Federal National Mortgage Association	4.6%
JP Morgan Mortgage Trust	3.4%
Government National Mortgage Association	4.2%
Provident Funding Mortgage Trust	3.6%
Chase Mortgage Finance Corp.	2.9%
Sequoia Mortgage Trust	2.8%
WaMu Mortgage Pass Through Certificates	2.6%

Top Sectors	(% of Net Assets)
Mortgage Securities	34.2%
Government	15.9%
Financials	8.2%
Asset Backed Securities	5.6%
Energy	4.6%
Utilities	3.3%
Health Care	1.8%
Consumer Discretionary	1.7%
Information Technology	1.4%
Cash & Other	23.3%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Emerald Large Cap Focused Fund (Formerly, F/m Investments Large Cap Focused Fund)
Class Name	Institutional Class Shares
Trading Symbol	IAFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerald Large Cap Focused Fund (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds. You can also request this information by contacting us at 1-800-292-6775.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the Emerald Large Cap Focused Fund’s Institutional Class Shares outpaced the Russell 1000 Growth Index (the Index), returning 22.26% net of fees versus 10.56% for the Index. Our disciplined quantACTIVe process, which pairs fundamental acceleration (FScore) and momentum (MScore) signals with bottom-up judgment were a tailwind to performance over the fiscal year.
The path to that result was not linear. The Fund opened the year ahead of the Index in September 2025, then trailed in the fourth quarter of 2025 and the first quarter of 2026, when its concentrated technology exposure weighed on relative returns. It outpaced sharply in the second quarter of 2026, returning 28.29% against 16.60% for the Index. Our adherence to the process through the  drawdown positioned the portfolio to capture the rebound.
Stock selection was the largest driver of the portfolio’s outperformance for the fiscal year, supported by a positive allocation effect. At the sector level, the portfolio exhibited strong relative outperformance from holdings within the information technology, consumer discretionary and consumer staples sectors, along with favorable allocation from an underweight to financials and real estate. The positive contribution from the aforementioned more than offset relative underperformance from stock selection within the industrials, materials, utilities and communication services sectors, as well as allocation headwinds from underweights to health care and energy and the portfolio’s cash and short-term Treasury position in a rising market.
The information technology sector was the portfolio’s largest positive contributor to return, driven by stock selection and an overweight position within the semiconductor, software and communications equipment industries. Thematically, companies positioned to benefit from AI-related data center capital spending, including accelerator and GPU designers, high-speed connectivity silicon, and memory and storage suppliers, were a strong tailwind to relative performance. Within software, strength in cybersecurity and data analytics platforms more than offset weakness in workflow software. Holdings within the communications equipment industry also contributed positively, as AI-driven capital expenditures provided a strong boost to companies supplying networking switches, lasers and optical components for datacenter applications. Our overweight to technology hardware, storage and peripherals was additive, although our holdings lagged the industry’s strongest memory and storage names.
Holdings within the consumer discretionary sector also contributed positively to performance, driven primarily by stock selection. At the industry level, the portfolio experienced its most significant relative outperformance within household durables and broadline retail, which more than offset weakness in footwear and apparel. In consumer staples, stock selection within food and convenience retail added to relative returns. Within communication services, a position in advertising technology partially offset weakness elsewhere in the sector.
The industrials sector was the largest detractor from relative performance, driven by stock selection in aerospace and defense, electrical equipment tied to power infrastructure, and air freight and logistics. Holdings within the entertainment and interactive media industries weighed on communication services, while specialty chemicals and copper holdings detracted within materials, more than offsetting a positive contribution from steel. Electric utility positions and capital markets holdings in financials also detracted. Finally, the portfolio’s limited exposure to health care, where pharmaceutical and biotechnology shares rallied, and to energy were headwinds to relative performance.

Top Detractors
↓	Meta Platforms, Inc.
↓	Netflix, Inc.
↓	ServiceNow, Inc.

Top Contributors
↑	Advanced Micro Devices, Inc.
↑	Astera Labs, Inc.
↑	Apple, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
Institutional Class Shares (without sales charge)	22.26	14.14	18.86
S&P 500 TR	20.38	12.79	15.56
Russell 1000 Growth Total Return Index	10.56	11.85	18.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds for more recent performance information.
Net Assets	$ 96,788,768
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 496,041
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$96,788,768
Number of Holdings	22
Net Advisory Fee	$496,041
Portfolio Turnover	136%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	13.9%
NVIDIA Corp.	11.4%
First American Treasury Obligations Fund	6.4%
Microsoft Corp.	5.8%
Advanced Micro Devices, Inc.	5.4%
Broadcom, Inc.	4.8%
SharkNinja, Inc.	4.5%
Lumentum Holdings, Inc.	4.4%
Duke Energy Corp.	4.0%
Arista Networks, Inc.	3.8%

Top Sectors	(% of Net Assets)
Information Technology	50.1%
Technology	11.4%
Aerospace & Defense	4.6%
Home & Office Products	4.5%
Energy	4.0%
Communication Services	3.8%
Consumer Discretionary	3.7%
Apparel & Textile Products	3.5%
Cash & Other	14.4%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus dated December 31, 2025, as amended which is available at https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds or upon request by contacting the Fund at 1-800-292-6775.

Effective July 24, 2026, F/m Investments LLC and Emerald Mutual Fund Advisers Trust became co-advisers of the Fund. Prior to July 24, 2026, F/m Investments LLC was the sole adviser to the Fund.
Effective August 31, 2026, the Fund changed its name from F/m Investments Large Cap Focused Fund to Emerald Large Cap Focused Fund.

Material Fund Change Name [Text Block]	Effective August 31, 2026, the Fund changed its name from F/m Investments Large Cap Focused Fund to Emerald Large Cap Focused Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus dated December 31, 2025, as amended which is available at https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds or upon request by contacting the Fund at 1-800-292-6775.
Updated Prospectus Phone Number	1-800-292-6775
Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds
Investor Class
Shareholder Report [Line Items]
Fund Name	Emerald Large Cap Focused Fund (Formerly, F/m Investments Large Cap Focused Fund)
Class Name	Investor Class
Trading Symbol	IAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerald Large Cap Focused Fund (the “Fund”) for the period from September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds. You can also request this information by contacting us at 1-800-292-6775.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the Emerald Large Cap Focused Fund’s Investor Class Shares outpaced the Russell 1000 Growth Index (the “Index”), returning 21.93% net of fees versus 10.56% for the Index. Our disciplined quantACTIVe process, which pairs fundamental acceleration (FScore) and momentum (MScore) signals with bottom-up judgment were a tailwind to performance over the fiscal year.
The path to that result was not linear. The Fund opened the year ahead of the Index in September 2025, then trailed in the fourth quarter of 2025 and the first quarter of 2026, when its concentrated technology exposure weighed on relative returns. It outpaced sharply in the second quarter of 2026, returning 28.28% against 16.60% for the Index. Our adherence to the process through the  drawdown positioned the portfolio to capture the rebound.
Stock selection was the largest driver of the portfolio’s outperformance for the fiscal year, supported by a positive allocation effect. At the sector level, the portfolio exhibited strong relative outperformance from holdings within the information technology, consumer discretionary and consumer staples sectors, along with favorable allocation from an underweight to financials and real estate. The positive contribution from the aforementioned more than offset relative underperformance from stock selection within the industrials, materials, utilities and communication services sectors, as well as allocation headwinds from underweights to health care and energy and the portfolio’s cash and short-term Treasury position in a rising market.
The information technology sector was the portfolio’s largest positive contributor to return, driven by stock selection and an overweight position within the semiconductor, software and communications equipment industries. Thematically, companies positioned to benefit from AI-related data center capital spending, including accelerator and GPU designers, high-speed connectivity silicon, and memory and storage suppliers, were a strong tailwind to relative performance. Within software, strength in cybersecurity and data analytics platforms more than offset weakness in workflow software. Holdings within the communications equipment industry also contributed positively, as AI-driven capital expenditures provided a strong boost to companies supplying networking switches, lasers and optical components for datacenter applications. Our overweight to technology hardware, storage and peripherals was additive, although our holdings lagged the industry’s strongest memory and storage names.
Holdings within the consumer discretionary sector also contributed positively to performance, driven primarily by stock selection. At the industry level, the portfolio experienced its most significant relative outperformance within household durables and broadline retail, which more than offset weakness in footwear and apparel. In consumer staples, stock selection within food and convenience retail added to relative returns. Within communication services, a position in advertising technology partially offset weakness elsewhere in the sector.
The industrials sector was the largest detractor from relative performance, driven by stock selection in aerospace and defense, electrical equipment tied to power infrastructure, and air freight and logistics. Holdings within the entertainment and interactive media industries weighed on communication services, while specialty chemicals and copper holdings detracted within materials, more than offsetting a positive contribution from steel. Electric utility positions and capital markets holdings in financials also detracted. Finally, the portfolio’s limited exposure to health care, where pharmaceutical and biotechnology shares rallied, and to energy were headwinds to relative performance.

Top Detractors
↓	Meta Platforms, Inc.
↓	Netflix, Inc.
↓	ServiceNow, Inc.

Top Contributors
↑	Advanced Micro Devices, Inc.
↑	Astera Labs, Inc.
↑	Apple, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
Investor Class (without sales charge)	21.93	13.85	18.57
S&P 500 TR	20.38	12.79	15.56
Russell 1000 Growth Total Return Index	10.56	11.85	18.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds for more recent performance information.
Net Assets	$ 96,788,768
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 496,041
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$96,788,768
Number of Holdings	22
Net Advisory Fee	$496,041
Portfolio Turnover	136%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	13.9%
NVIDIA Corp.	11.4%
First American Treasury Obligations Fund	6.4%
Microsoft Corp.	5.8%
Advanced Micro Devices, Inc.	5.4%
Broadcom, Inc.	4.8%
SharkNinja, Inc.	4.5%
Lumentum Holdings, Inc.	4.4%
Duke Energy Corp.	4.0%
Arista Networks, Inc.	3.8%

Top Sectors	(% of Net Assets)
Information Technology	50.1%
Technology	11.4%
Aerospace & Defense	4.6%
Home & Office Products	4.5%
Energy	4.0%
Communication Services	3.8%
Consumer Discretionary	3.7%
Apparel & Textile Products	3.5%
Cash & Other	14.4%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus dated December 31, 2025, as amended which is available at https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds or upon request by contacting the Fund at 1-800-292-6775.

Effective July 24, 2026, F/m Investments LLC and Emerald Mutual Fund Advisers Trust became co-advisers of the Fund. Prior to July 24, 2026, F/m Investments LLC was the sole adviser to the Fund.
Effective August 31, 2026, the Fund changed its name from F/m Investments Large Cap Focused Fund to Emerald Large Cap Focused Fund.

Material Fund Change Name [Text Block]	Effective August 31, 2026, the Fund changed its name from F/m Investments Large Cap Focused Fund to Emerald Large Cap Focused Fund.
Updated Prospectus Phone Number	1-800-292-6775
Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds
F/m Emerald Life Sciences Innovation ETF
Shareholder Report [Line Items]
Fund Name	F/m Emerald Life Sciences Innovation ETF
Class Name	F/m Emerald Life Sciences Innovation ETF
Trading Symbol	LFSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Emerald Life Sciences Innovation ETF (the “Fund”) for the period from September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.emeraldetfs.com/lfsc/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.emeraldetfs.com/lfsc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Emerald Life Sciences Innovation ETF	$71	0.54%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s total return for the twelve months ended August 31, 2026 was 64.32% at  NAV, materially outpacing the benchmark Russell 3000 Health Care Index’s total return of 28.58%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The healthcare sector outperformed the broader market, with the healthcare sector of the Russell 3000 Index gaining 28.58% as compared to the Russell 3000 Index which returned 20.10%. The biotechnology industry led performance, with the biotechnology industry of the Russell 3000 (+66.18%) posting the strongest absolute returns within the sector. A strong biotech M&A backdrop, more stability at the FDA, a robust clinical catalyst pipeline, encouraging clinical progress, a solid pace of novel drug approvals by the FDA, and the ongoing successful commercialization of recently approved drugs have collectively contributed to the improving sentiment.
The Fund’s  outperformance was driven by a combination of strong stock selection and the portfolio’s relative overweight position to the biotechnology industry, which represented approximately 58.87% of the portfolio for the period. The Fund’s portfolio benefited from clinical development progress, new drug approvals by the FDA, and the continued strong pace of M&A for therapeutics companies. The strong performance of the portfolio’s molecular diagnostic holdings held inside of the biotechnology industry also contributed to the portfolio’s relative outperformance. Holdings and positioning within the medical equipment and healthcare services industries, which represented 17.67% and 3.08% respectively, of the portfolio on average for the period also contributed positively to performance.

Top Contributors
↑	Travere Therapeutics, Inc. (TVTX)
↑	Cogent Biosciences, Inc. (COGT)
↑	Spyre Therapeutics, Inc. (SYRE)

Top Detractors
↓	Soleno Therapeutics Inc. (SLNO)
↓	TransMedics Group, Inc. (TMDX)
↓	Wave Life Sciences, Inc. (WVE)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2024)
F/m Emerald Life Sciences Innovation ETF NAV	64.32	39.07
Russell 3000 Total Return Index	20.10	17.70
Russell 3000 Health Care Industry Total Return Index	28.58	10.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.emeraldetfs.com/lfsc/ for more recent performance information.
Net Assets	$ 126,274,717
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 520,610
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$126,274,717
Number of Holdings	38
Net Advisory Fee	$520,610
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Travere Therapeutics, Inc.	8.7%
Corcept Therapeutics, Inc.	6.7%
Spyre Therapeutics, Inc.	6.7%
LivaNova PLC	6.6%
Cogent Biosciences, Inc.	6.5%
Mirum Pharmaceuticals, Inc.	4.3%
BillionToOne, Inc.	3.9%
Guardant Health, Inc.	3.8%
Cytokinetics, Inc.	3.5%
United Therapeutics Corp.	3.3%

Top Sectors	(% of Net Assets)
Health Care	99.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.emeraldetfs.com/lfsc/
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Shareholder Report [Line Items]
Fund Name	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Class Name	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Trading Symbol	RBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/rbil. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/rbil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index (the “Index”). The Fund returned 3.81% for the year, versus the Index’s return of 30.66%. Dividends represented the majority of the returns, with the price returning -0.30% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/24/2025)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	3.81	3.95
ICE US Treasury Core Bond Index	1.21	2.73
Bloomberg US Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index	30.66	21.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/rbil for more recent performance information.
Net Assets	$ 152,901,139
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 141,393
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$152,901,139
Number of Holdings	5
Net Advisory Fee	$141,393
Portfolio Turnover	90%
30-Day SEC Yield	-1.03
30-Day SEC Yield Unsubsidized	-1.03

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Government	99.9%
Cash & Other	0.1%

Top 10 Holdings	(% of Net Assets)
United States Treasury Inflation Indexed Bonds	99.9%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus dated December 31, 2025, as amended which is available at https://www.fminvest.com/rbil or upon request by contacting the Fund at 1-800-617-0004.
Reduction of the Fund’s Unitary Management Fee:
Effective September 15, 2025, F/m Investments LLC, the Fund’s investment adviser, reduced the Fund’s unitary management fee from 0.25% to 0.17%.

Material Fund Change Expenses [Text Block]	Reduction of the Fund’s Unitary Management Fee:Effective September 15, 2025, F/m Investments LLC, the Fund’s investment adviser, reduced the Fund’s unitary management fee from 0.25% to 0.17%.
Summary of Change Legend [Text Block]	Material Fund Changes:This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus dated December 31, 2025, as amended which is available at https://www.fminvest.com/rbil or upon request by contacting the Fund at 1-800-617-0004.
Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/rbilhttps://www.fminvest.com/rbil
F/m Compoundr High Yield Bond ETF
Shareholder Report [Line Items]
Fund Name	F/m Compoundr High Yield Bond ETF
Class Name	F/m Compoundr High Yield Bond ETF
Trading Symbol	CPHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Compoundr High Yield Bond ETF (the “Fund”) for the period from September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Compoundr High Yield Bond ETF	$27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Nasdaq Compoundr High Yield Corporate Bond Index (the “Index”). The Index is designed to reflect the total return of the U.S. High Yield Bond market. The Fund tracks the Index while seeking to minimize or eliminate distributions. For the trailing twelve-month (TTM) period ended August 31, 2026, the Fund returned 2.96% based on NAV and generated a cumulative return of 3.75% since its inception on August 11, 2025. For the fiscal year, interest rates rose with the yield to maturity of the 5-Year US Treasury rising from 3.72% to 4.50% in the period. This created a drag on our performance (prices fall as yields rise), but the income of the fund and stable credit spreads helped offset this headwind.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/11/2025)
F/m Compoundr High Yield Bond ETF	2.96	3.55
Bloomberg U.S. Aggregate Bond Index	1.89	2.27
Nasdaq Compoundr High-Yield Corporate Bond Total Return Index	3.76	4.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 20, 2026
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf for more recent performance information.
Net Assets	$ 3,371,880
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 9,294
Investment Company Portfolio Turnover	347.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$3,371,880
Number of Holdings	1
Net Advisory Fee	$9,294
Portfolio Turnover	347%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Exchange Traded Funds	99.8%
Cash & Other	0.2%

Top 10 Holdings	(% of Net Assets)
Invesco BulletShares 2030 High Yield Corporate Bond ETF	99.8%
Cash & Other	0.2%

Material Fund Change [Text Block]
Changes to Shareholder Fees:
From September 1, 2025 to February 20, 2026, the Fund compensated the Adviser with a unitary management fee for its services at an annual rate of 0.49% of the Fund’s average daily net assets. Effective as of October 1, 2025 and through February 20, 2026, the Adviser contractually agreed to waive 0.24% of the advisory fee for the Fund. Effective February 20, 2026, a permanent advisory fee reduction was implemented for the Fund, reducing the unitary management fee to an annual rate of 0.25% of the Fund’s average daily net assets.

Updated Prospectus Web Address	https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf
F/m Compoundr U.S. Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	F/m Compoundr U.S. Aggregate Bond ETF
Class Name	F/m Compoundr U.S. Aggregate Bond ETF
Trading Symbol	CPAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Compoundr U.S. Aggregate Bond ETF (the “Fund”) for the period from September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Compoundr U.S. Aggregate Bond ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Nasdaq Compoundr U.S. Aggregate Bond Index (the “Index”). The Index is designed to reflect the total return of the U.S. Aggregate Bond market. The Fund tracks the Index while seeking to minimize or eliminate distributions. For the trailing twelve-month (TTM) period ended August 31, 2026, the Fund returned 1.12% based on NAV and generated a cumulative return of 1.56% since its inception on August 11, 2025. For the fiscal year, interest rates rose with the yield to maturity of the 10-Year US Treasury rising from 4.23% to 4.75% in the period. This created a drag on our performance (prices fall as yields rise), but the income of the fund and stable credit spreads helped offset this headwind.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/11/2025)
F/m Compoundr U.S. Aggregate Bond ETF	1.12	1.48
Bloomberg U.S. Aggregate Bond Index	1.89	2.27
Nasdaq Compoundr U.S. Aggregate Bond Total Return Index	1.86	2.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf for more recent performance information.
Net Assets	$ 150,314,172
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 223,176
Investment Company Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$150,314,172
Number of Holdings	1
Net Advisory Fee	$223,176
Portfolio Turnover	161%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top 10 Holdings	(% of Net Assets)
Dimensional Core Fixed Income ETF	99.9%
Cash & Other	0.1%

Material Fund Change [Text Block]
Changes to Shareholder Fees:
From September 1, 2025 to February 20, 2026 the Fund compensated the Adviser with a unitary management fee for its services at an annual rate of 0.39% of the average daily net assets of the Fund. Effective as of October 1, 2025 and through February 20, 2026, the Adviser contractually agreed to waive 0.14% of the advisory fee for the Fund. Effective February 20, 2026, a permanent advisory fee reduction was implemented for the Fund, reducing the unitary management fee to an annual rate of 0.25% of the Fund’s average daily net assets.

Updated Prospectus Web Address	https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf
F/m High Yield 100 ETF
Shareholder Report [Line Items]
Fund Name	F/m High Yield 100 ETF
Class Name	F/m High Yield 100 ETF
Trading Symbol	ZTOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m High Yield 100 ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ztop. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ztop
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m High Yield 100 ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, below investment-grade corporate bonds, as represented by the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index (the “Index”). For the trailing twelve-month (TTM) period ended August 31, 2026, the Fund returned 4.59% based on NAV and generated a cumulative return of 11.16% since its inception on April 14, 2025. High yield market conditions during the period were influenced by changes in government bond yields and geopolitical developments. During the TTM period, performance benefited from the carry generated by the Fund’s exposure to higher-coupon bonds, while favorable corporate credit fundamentals and technical conditions in the high yield market also contributed to performance. The Fund returned 0.90% in August 2026. As of August 31, 2026, the Fund’s option-adjusted spread (OAS) was 214 basis points, compared with a TTM high of 293 basis points on March 30, 2026. The Fund’s 30-Day SEC Yield was 6.39%, while its yield to worst (YTW) was 6.82%. The Fund’s portfolio construction emphasizes larger high yield corporate issuers and higher-coupon bonds, with a focus on senior securities that have higher priority in an issuer’s capital structure. Larger issuers may have greater operational scale, broader access to capital markets and other sources of financing, and more diversified businesses. The combination of higher capital structure priority and the financial flexibility of larger issuers may provide greater resilience to the Fund across a range of market and economic conditions, although there can be no assurance that it will do so.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/14/2025)
F/m High Yield 100 ETF	4.59	8.14
Bloomberg U.S. Aggregate Bond Index	1.89	3.74
Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index	5.07	8.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/ztop for more recent performance information.
Net Assets	$ 15,935,273
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 67,760
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$15,935,273
Number of Holdings	101
Net Advisory Fee	$67,760
Portfolio Turnover	43%
30-Day SEC Yield	6.39%
30-Day SEC Yield Unsubsidized	6.39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Communications	21.2%
Consumer Discretionary	18.7%
Financials	14.8%
Materials	9.9%
Energy	9.8%
Health Care	8.0%
Industrials	6.8%
Technology	3.9%
Utilities	3.0%
Cash & Other	3.9%

Top 10 Holdings	(% of Net Assets)
Olympus Water US Holding Corp.	1.0%
Discovery Communications LLC	1.0%
Acrisure LLC / Acrisure Finance, Inc.	1.0%
Cleveland-Cliffs, Inc.	1.0%
ZF North America Capital, Inc.	1.0%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	1.0%
XPLR Infrastructure Operating Partners LP	1.0%
Wynn Macau Ltd.	1.0%
1011778 BC ULC / New Red Finance, Inc.	1.0%
Herc Holdings, Inc.	1.0%

Updated Prospectus Web Address	https://www.fminvest.com/ztop
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 3 Month Bill Fund
Class Name	Institutional Class Shares
Trading Symbol	TBFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 3 Month Bill Fund’s Institutional Class Shares (the “Fund”) for the period from February 11, 2026 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Institutional Class	$8	0.15%
[73],[74]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[74]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Institutional Class shares of the Fund were incepted on February 11, 2026. The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (the “Index”). Since inception of the Institutional Class shares of the Fund, the Fund has performed well, returning 2.00% versus the Index’s return of 2.02%. Dividends represented the majority of the returns, with the price returning -0.11%. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Share Class Inception (02/11/2026)
Institutional Class Shares (without sales charge)	2.00
ICE US Treasury Core Bond Index	-0.96
ICE BofA 3 Month Treasury Bill	2.00
Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index	2.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 11, 2026
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund for more recent performance information.
Net Assets	$ 7,193,791,413
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 10,061,182
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,193,791,413
Number of Holdings	2
Net Advisory Fee	$10,061,182
Portfolio Turnover	0%
30-Day SEC Yield	3.62%
30-Day SEC Yield Unsubsidized	3.62%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%

Material Fund Change [Text Block]
Effective February 11, 2026, the Fund converted to a multi-class fund structure and its name changed to the F/m US Treasury 3 Month Bill Fund. The Fund now offers an exchange-traded class of shares (ETF Class Shares) that are listed and traded on a national securities exchange, as well as a mutual fund class of shares (Institutional Class Shares) that operate as a traditional mutual fund. The two share classes are offered through separate prospectuses. The ETF Class Shares, unlike the Institutional Class Shares, are not individually redeemable.

Material Fund Change Name [Text Block]	Effective February 11, 2026, the Fund converted to a multi-class fund structure and its name changed to the F/m US Treasury 3 Month Bill Fund.
Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund
F/m Ultrashort Tax-Free Municipal ETF
Shareholder Report [Line Items]
Fund Name	F/m Ultrashort Tax-Free Municipal ETF
Class Name	F/m Ultrashort Tax-Free Municipal ETF
Trading Symbol	ZMUN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Ultrashort Tax-Free Municipal ETF (the “Fund”) for the period from September 29, 2025 to August 31, 2026 (the “current reporting period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/zmun. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/zmun
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
F/m Ultrashort Tax-Free Municipal ETF	$28	0.30%
[75],[76]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.30%	[76]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund was incepted on September 29, 2025. The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg Municipal Bond Currently Callable Index. The Fund outperformed the Bloomberg Municipal Bond Total Return Index by 134 basis points for the current reporting period. The primary reason for the outperformance was the limited principal loss of the Fund compared to the principal depreciation of the Bloomberg Municipal Bond Total Return Index. The Fund underperformed the Bloomberg Municipal Bond Currently Callable Index by 59 basis points for the current reporting period. The primary reason for the underperformance was the underweighting of bonds callable in 60-90 days. The Fund’s overweight in bonds callable in 30 days or less limited the slight principal appreciation of the short-term market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/29/2025)
F/m Ultrashort Tax-Free Municipal ETF NAV	3.16
Bloomberg U.S. Aggregate Bond Index	0.75
Bloomberg Municipal Bond Total Return Index	1.82
Bloomberg Municipal Bond Currently Callable Total Return Index	3.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/zmun for more recent performance information.
Net Assets	$ 34,453,426
Holdings Count | $ / shares	172
Advisory Fees Paid, Amount	$ 50,862
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$34,453,426
Number of Holdings	172
Net Advisory Fee	$50,862
Portfolio Turnover	88%
30-Day SEC Yield	2.79%
30-Day SEC Yield Unsubsidized	2.79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
New York State Dormitory Authority	5.9%
State of California	3.9%
California Health Facilities Financing Authority	3.4%
Indiana Finance Authority	3.0%
South Dakota Health & Educational Facilities Authority	2.9%
Commonwealth of Pennsylvania	2.8%
Wisconsin Health & Educational Facilities Authority	2.7%
Illinois Finance Authority	2.2%
University of Kentucky	2.1%
Lincoln County Consolidated School District No 207 Davenport	2.1%

Top Sectors	(% of Net Assets)
US Municipal	98.6%
Cash & Other	1.4%

Updated Prospectus Web Address	https://www.fminvest.com/zmun
F/m Accumulator Ultrashort U.S. Treasury Fund
Shareholder Report [Line Items]
Fund Name	F/m Accumulator Ultrashort U.S. Treasury Fund
Class Name	F/m Accumulator Ultrashort U.S. Treasury Fund
Trading Symbol	SGVA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Accumulator Ultrashort U.S. Treasury Fund (the “Fund”) for the period from June 10, 2026 to August 31, 2026 (the “current reporting period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/sgva. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/sgva
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
F/m Accumulator Ultrashort U.S. Treasury Fund	$3	0.15%
[77],[78]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.15%	[78]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund commenced investment operations on June 10, 2026. The investment objective of the Fund is to generate total return through exposure to U.S. Treasury securities with remaining maturities between zero (0) to twelve (12) months while minimizing dividend and/or distribution payments. The Fund performed well since inception, returning 0.75% versus the Bloomberg U.S. Aggregate Bond Index, which returned -0.23%. The Fund did not generate sufficient net investment income to require a distribution during the current reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/10/2026)
F/m Accumulator Ultrashort U.S. Treasury Fund	0.75
Bloomberg U.S. Aggregate Bond Index	-0.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/sgva for more recent performance information.
Net Assets	$ 265,980,673
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 55,829
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$265,980,673
Number of Holdings	1
Net Advisory Fee	$55,829
Portfolio Turnover	0%
30-Day SEC Yield	3.26%
30-Day SEC Yield Unsubsidized	3.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Exchange Traded Funds	100.0%

Top 10 Holdings	(% of Net Assets)
Invesco Short Term Treasury ETF	100.0%

Updated Prospectus Web Address	https://www.fminvest.com/sgva
F/m Emerald Special Situations ETF
Shareholder Report [Line Items]
Fund Name	F/m Emerald Special Situations ETF
Class Name	F/m Emerald Special Situations ETF
Trading Symbol	SPIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Emerald Special Situations ETF (the “Fund”) for the period from May 1, 2026 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.emeraldetfs.com/spit/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.emeraldetfs.com/spit/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
F/m Emerald Special Situations ETF	$30	0.89%
[79],[80]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.89%	[80]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the period from May 1, 2026 through August 31, 2026, the Fund returned 1.84%, trailing the Russell 3000 Index’s (the “Index”) 7.12% return by roughly 528 basis points, giving back a portion of the Fund’s calendar year-to-date  outperformance. The Fund is built as a semi-concentrated portfolio meant to deliver returns that are uncorrelated to the broad market. During the period, much of the index’s gain came from large-cap technology stocks. That sector alone accounted for about 4.3 percentage points of the Index’s return, and the Fund held less than half of the Index’s technology weight. Even so, the gap versus the index came mainly from how individual holdings performed in a handful of concentrated segments, not from the Fund’s sector weightings. That pattern is what we expect from a portfolio built around company-specific opportunities rather than index exposures.
WHAT FACTORS INFLUENCED PERFORMANCE?
Health Care was the strongest driver of returns. It was one of the Fund’s largest overweights, and holdings meaningfully outperformed the Index’s Health Care names. Within Technology, software holdings outperformed, which helped offset weakness elsewhere in the sector. Utilities, mainly gas distribution, also added value, as did telecommunications equipment, insurance holdings within Financials, and Consumer Staples.
A broad devaluation in companies tied to artificial intelligence and to aerospace and defense weighed heavily on results. Both groups had performed strongly coming into the period, and both saw meaningful multiple compression as investors questioned the durability and timing of related spending. The Fund’s AI exposure reaches well beyond Technology into the physical infrastructure behind the buildout, including energy and power equipment, data center climate control, engineering and construction services, and specialized machinery. That broad reach meant the pullback was felt across several sectors. In Energy, holdings in oil equipment and services and in renewable energy equipment underperformed sharply. Within Technology, semiconductor and production technology equipment holdings lagged their benchmark counterparts.
Industrials was the largest detractor relative to the Index: the Fund’s holdings declined while the Index’s Industrials names posted modest gains. Both themes were at work here. Defense, one of the Fund’s largest segment exposures, meaningfully underperformed, and aerospace holdings also lagged. Positions in engineering and contracting, building climate control, construction, and specialty machinery, many of them closely tied to AI infrastructure, underperformed as well.
Despite the shortfall versus the Index for this abbreviated period, we remain confident in the long-term fundamentals behind the portfolio’s key positions. The Fund’s concentrated, low-correlation design means its returns will at times diverge sharply from the broad market, in both directions. This period was a clear example: strong results in Health Care and software were outweighed by a sentiment-driven pullback in AI-related and aerospace/defense names. We continue to assess each position on its individual merits and see the recent dislocation in several of these segments as a potential source of future opportunity.

Top Contributors
↑	Lumentum Holdings, Inc.
↑	Bloom Energy Corporation Class A
↑	Credo Technology Group Holding Ltd.

Top Detractors
↓	Genius Sports Limited
↓	Sable Offshore Corp.
↓	AeroVironment, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	5/1/2026- 8/31/2026	1 Year	5 Year	10 Year
F/m Emerald Special Situations ETF NAV	1.84	41.91	15.36	19.76
Russell 3000 Total Return Index	7.12	20.10	11.80	14.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.emeraldetfs.com/spit/ for more recent performance information.*	[81]
Net Assets	$ 33,924,444
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 97,361
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$33,924,444
Number of Holdings	44
Net Advisory Fee	$97,361
Portfolio Turnover	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Health Care	26.7%
Technology	18.6%
Industrials	18.1%
Consumer Discretionary	11.1%
Energy	8.8%
Financials	4.5%
Utilities	3.1%
Exchange Traded Funds	2.9%
Telecommunications	2.7%
Consumer Staples	2.4%

Top 10 Holdings	(% of Net Assets)
Corcept Therapeutics, Inc.	5.4%
TETRA Technologies, Inc.	4.3%
Amazon.com, Inc.	3.8%
Guardant Health, Inc.	3.6%
Travere Therapeutics, Inc.	3.2%
LivaNova PLC	3.2%
Excelerate Energy, Inc.	3.2%
Credo Technology Group Holding Ltd.	3.0%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	2.9%
Arlo Technologies, Inc.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.emeraldetfs.com/spit/. or upon request by contacting the Fund at 1-800-617-0004.
During the Period, the Fund changed its fiscal year end from April 30 to August 31.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.emeraldetfs.com/spit/. or upon request by contacting the Fund at 1-800-617-0004.
Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.emeraldetfs.com/spit/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Free Market U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	FMUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Free Market U.S. Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 513-204-8000.
Additional Information Phone Number	513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund provided a total return of 27.14% at net asset value. This compares with a return of 20.10% during the Period for the Fund’s benchmark, the Russell 3000® Total Return Index.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. small cap stocks performed better than U.S. large cap stocks during the Period. The S&P 500® Index returned 20.38%, the Russell 2500® Index returned 25.54%, and the Russell 2000® Index returned 26.46%. Furthermore, for the Period, the Russell 1000® Value Index returned 29.72%, while the Russell 2000® Value returned 29.95% for the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market U.S. Equity Fund	27.14	11.21	11.85
Russell 3000® Total Return Index[1]	20.10	11.80	14.84
Russell 2500® Total Return Index	25.54	7.87	11.42
Composite Index[2]	26.71	10.16	12.11
[82],[83]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funddocs.filepoint.com/matsonmoney for more recent performance information.
Net Assets	$ 5,934,917,498
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 23,922,097
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$5,934,917,498
Number of Holdings	9
Net Advisory Fee	$23,922,097
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DFA U.S. Small Cap Value Portfolio - Institutional Class	24.9%
Dimensional U.S. Large Cap Value Portfolio III - Institutional Class	17.6%
DFA U.S. Small Cap Portfolio - Institutional Class	14.8%
DFA U.S. Micro Cap Portfolio - Institutional Class	14.8%
iShares Core S&P 500 ETF	9.6%
iShares MSCI USA Value Factor ETF	7.3%
U.S. Large Cap Value Series	5.7%
DFA U.S. Large Company Portfolio - Institutional Class	5.3%

Top Sectors	(% of Net Assets)
US Large Cap Equity	45.5%
US Small Cap Equity	39.7%
US Micro Cap Equity	14.8%
Short Term and other Net Assets	0.1%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Institutional Class
Shareholder Report [Line Items]
Fund Name	Free Market International Equity Fund
Class Name	Institutional Class
Trading Symbol	FMNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Free Market International Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 513-204-8000.
Additional Information Phone Number	513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.53%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund provided a total return of 29.05% at net asset value. This compares with a return of 22.35% over the same period for the Fund’s benchmark, the MSCI World (ex USA) Index, which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the Period. The MSCI EAFE Value Index increased by 28.49%, while the MSCI EAFE Small Cap Value Index returned 21.48% and the MSCI Emerging Markets Index returned 39.25%. Furthermore, the MSCI EAFE Small Cap Index returned 18.85% for the Period, while the MSCI EAFE Index returned 21.62% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market International Equity Fund	29.05	12.93	10.47
MSCI WORLD (ex USA) Index (Net Dividends)	22.35	9.75	9.76
Composite Index[1]	27.11	9.55	9.65
[84]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funddocs.filepoint.com/matsonmoney for more recent performance information.
Net Assets	$ 4,655,249,007
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 20,187,270
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$4,655,249,007
Number of Holdings	9
Net Advisory Fee	$20,187,270
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DFA International Small Cap Value Portfolio - Institutional Class	40.7%
DFA International Value Portfolio III - Institutional Class	17.3%
International Value Series	12.6%
Dimensional International Small Cap ETF	9.8%
iShares Core MSCI Emerging Markets ETF	5.2%
DFA Emerging Markets Value Portfolio - Institutional Class	4.8%
iShares Core MSCI EAFE ETF	4.8%
DFA Emerging Markets Small Cap Portfolio - Institutional Class	4.8%

Top Sectors	(% of Net Assets)
Developed Small	50.5%
Developed Large	34.7%
Emerging Large	10.0%
Emerging Small	4.8%
Short Term and other Net Assets	0.1%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Institutional Class
Shareholder Report [Line Items]
Fund Name	Free Market Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	FMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Free Market Fixed Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
Additional Information Phone Number	513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 2.20%. This compares with a return of 1.89% over the same period for the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market Fixed Income Fund	2.20	1.48	1.57
Bloomberg U.S. Aggregate Bond Index[1]	1.89	-0.29	1.40
FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD	2.52	2.05	2.02
Composite Index[2]	2.48	1.61	1.85
[85],[86]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 3,440,678,361
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 15,767,984
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$3,440,678,361
Number of Holdings	9
Net Advisory Fee	$15,767,984
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DFA Two-Year Global Fixed Income Portfolio - Institutional Class	25.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio - Institutional Class	14.5%
DFA Intermediate Government Fixed Income Portfolio - Institutional Class	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
DFA Short-Term Government Portfolio - Institutional Class	4.0%

Top Sectors	(% of Net Assets)
Global	40.0%
US Corporate	30.0%
US Government	10.0%
Inflation Protection	5.0%
Short Term and other Net Assets	15.0%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Matson Money U.S. Equity VI Portfolio
Class Name	Institutional Class
Trading Symbol	FMVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matson Money U.S. Equity VI Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund athttps://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 513-204-8000
Additional Information Phone Number	513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund provided a total return of 24.03% at net asset value. This compares with a return of 20.10% over the same period for the Fund’s benchmark, the Russell 3000® Total Return Index.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. small cap stocks performed better than U.S. large cap stocks during the Period. The S&P 500® Index returned 20.38%, the Russell 2500® Total Return Index returned 25.54%, and the Russell 2000® Index returned 26.46%. Furthermore, for the same time period, the Russell 1000® Value Index returned 29.72% while the Russell 2000® Value returned 29.95% for the twelve months ended August 31, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money U.S. Equity VI Portfolio	24.03	10.54	11.40
Russell 3000® Total Return Index[1]	20.10	11.80	14.84
Russell 2500® Total Return Index	25.54	7.87	11.42
Composite Index[2]	26.71	10.16	12.11
[87],[88]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funddocs.filepoint.com/matsonmoney for more recent performance information.
Net Assets	$ 30,804,219
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 149,873
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$30,804,219
Number of Holdings	8
Net Advisory Fee	$149,873
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DFA U.S. Large Cap Value Portfolio III - Class Institutional	26.2%
DFA VA U.S. Targeted Value Portfolio	15.0%
DFA U.S. Small Cap Portfolio - Class Institutional	14.9%
DFA U.S. Micro Cap Portfolio - Class Institutional	14.9%
DFA U.S. Large Company Portfolio - Class Institutional	14.2%
DFA U.S. Small Cap Value Portfolio - Class Institutional	10.0%
DFA VA U.S. Large Value Portfolio	4.0%

Top Sectors	(% of Net Assets)
US Large Cap Equity	44.5%
US Small Cap Equity	40.1%
US Micro Cap Equity	14.9%
Short Term and other Net Assets	0.6%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Institutional Class
Shareholder Report [Line Items]
Fund Name	Matson Money International Equity VI Portfolio
Class Name	Institutional Class
Trading Symbol	FMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matson Money International Equity VI Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 513-204-8000.
Additional Information Phone Number	513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund provided a total return of 27.64% at net asset value. This compares with a return of 22.35% over the same period for the Fund’s benchmark, the MSCI World (ex USA) Index, which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the Period. The MSCI EAFE Value Index increased by 28.49%, while the MSCI EAFE Small Cap Value Index returned 21.48% and the MSCI Emerging Markets Index returned 39.25%. Furthermore, the MSCI EAFE Small Cap Index returned 18.85% for the Period, while the MSCI EAFE Index returned 21.62% for the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money International Equity VI Portfolio	27.64	12.28	10.06
MSCI WORLD (ex USA) Index (Net Dividends)	22.35	9.75	9.76
Composite Index[1]	27.11	9.55	9.65
[89]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funddocs.filepoint.com/matsonmoney for more recent performance information.
Net Assets	$ 24,246,212
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 115,887
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$24,246,212
Number of Holdings	9
Net Advisory Fee	$115,887
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DFA International Value Portfolio III - Class Institutional	30.0%
DFA International Small Cap Value Portfolio - Class Institutional	28.2%
DFA VA International Small Portfolio	17.1%
DFA VA International Value Portfolio	5.1%
iShares Core MSCI Emerging Markets ETF	5.1%
DFA Emerging Markets Value Portfolio - Class Institutional	4.9%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	4.9%
iShares Core MSCI EAFE ETF	3.9%

Top Sectors	(% of Net Assets)
Developed Small	45.4%
Developed Large	39.1%
Emerging Large	10.0%
Emerging Small	4.9%
Short Term and other Net Assets	0.8%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Institutional Class
Shareholder Report [Line Items]
Fund Name	Matson Money Fixed Income VI Portfolio
Class Name	Institutional Class
Trading Symbol	FMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matson Money Fixed Income VI Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 513-204-8000.
Additional Information Phone Number	513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 2.03%. This compares with a return of 1.89% over the same period for the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money Fixed Income VI Portfolio	2.03	1.19	1.35
Bloomberg U.S. Aggregate Bond Index[1]	1.89	-0.29	1.40
FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD	2.52	2.05	2.02
Composite Index[2]	2.48	1.61	1.85
[90],[91]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funddocs.filepoint.com/matsonmoney for more recent performance information.
Net Assets	$ 26,440,309
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 128,995
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$26,440,309
Number of Holdings	11
Net Advisory Fee	$128,995
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.1%
DFA Two-Year Global Fixed Income Portfolio - Institutional Class	15.1%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio - Institutional Class	11.5%
VA Global Bond Portfolio	10.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
DFA Intermediate Government Fixed Income Portfolio - Institutional Class	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
DFA Short-Term Government Portfolio - Institutional Class	4.0%
VA Short-Term Fixed Income Portfolio	2.0%

Top Sectors	(% of Net Assets)
Global	40.2%
US Corporate	30.1%
US Government	10.0%
Inflation Protected	5.0%
Short Term and other Net Assets	14.8%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Motley Fool Global Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Global Opportunities ETF
Class Name	Motley Fool Global Opportunities ETF
Trading Symbol	TMFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Global Opportunities ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Global Opportunities ETF	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund  underperformed its benchmark, the FTSE Global All Cap Net Tax Index (the “Benchmark”). Both the Fund and the Benchmark had positive absolute returns in the Period.
WHAT FACTORS INFLUENCED PERFORMANCE?
With a global Fund holding fewer than 50 companies, individual stock selection was a primary driver of performance. On an absolute basis, the Fund had positive returns. On a relative basis, however, the Fund was unable to close the gap from missing out on a portion of the largest artificial intelligence winners, while also missing the Energy sector performance that was triggered by the conflict in Iran. While the majority of the Fund’s holdings generated positive returns, only about one third of the Fund’s average weight was in positions that outperformed the benchmark. On an absolute basis, our best-contributing sector was Information Technology, while the worst drag came from Health Care. Looking at the Fund on a relative basis changes the story entirely. Our lack of investment in Utilities was the largest relative positive. But the Information Technology sector flipped from our largest positive contributor to the largest negative relative contribution.
As long-term business-focused investors, we accept that the performance of our holdings – even when positive – will fall short of the benchmark at times. This kind of variance is inherent in equity investing, and our process remains unchanged. Our investment decisions are solely focused on owning what we believe to be high-quality businesses with attractive long-term outlooks. The Fund’s resulting portfolio characteristics, such as being underweight the Information Technology and Energy sectors and overweight the Industrials sector at period end, are byproducts of this bottom-up stock selection. The Fund’s Active Share of 94.5% further reflects this commitment to active management.

Top Contributors
↑	Alphabet Inc.
↑	International Container Terminal Services, Inc.
↑	Taiwan Semiconductor Manufacturing Company Limited

Top Detractors
↓	Nintendo Co., Ltd.
↓	Axon Enterprise, Inc.
↓	ICON Public Limited Company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Motley Fool Global Opportunities ETF (at NAV)**	3.15	2.14	10.89
FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index	22.24	10.79	12.62
[92]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 352,295,007
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 3,115,011
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$352,295,007
Number of Holdings	42
Net Advisory Fee	$3,115,011
Portfolio Turnover	2%
30-Day SEC Yield	0.65%
30-Day SEC Yield Unsubsidized	0.65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Alphabet, Inc.	7.2%
International Container Terminal Services, Inc.	6.5%
Amazon.com, Inc.	6.5%
Mastercard, Inc.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Nintendo Co. Ltd.	3.7%
Waste Connections, Inc.	3.7%
StoneX Group, Inc.	3.6%
Costco Wholesale Corp.	3.4%
Equinix, Inc.	3.2%

Top Sectors	(% of Net Assets)
Industrials	23.4%
Financials	16.4%
Communication Services	13.7%
Information Technology	11.1%
Consumer Discretionary	11.0%
Health Care	7.1%
Real Estate	6.5%
Consumer Staples	5.2%
Materials	2.1%
Cash & Other	3.5%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team during the Period:
William H. Mann III and Shelby McFaddin, CFA were added as named portfolio managers to the Fund as of December 31, 2025.

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Mid Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Mid Cap Growth ETF
Class Name	Motley Fool Mid Cap Growth ETF
Trading Symbol	TMFM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Mid Cap Growth ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Mid Cap Growth ETF	$81	0.85%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund  underperformed its benchmark, the Russell Midcap Growth Total Return Index (the “Benchmark”). Both the Fund and the Benchmark had negative absolute returns in the period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund saw divergent returns from its relatively limited number of holdings. While some individual companies performed very well, their positive contributions were weighed down by a significant number of detractors. Across the portfolio, Health Care was the only sector where more positions had gains than losses. Five sectors outperformed the Benchmark while six underperformed; but the magnitude of the losing investments drove performance. On a relative basis, the Fund’s investments in Health Care did the best, and the avoidance of the Communication Services sector was also relatively helpful. On the other hand, despite carrying a similar sector weight to the Benchmark, the Fund’s investments in the Industrials and Information Technology sector were ultimately responsible for the Fund’s underperformance.
Despite this mixed performance from individual holdings, the Fund’s strategy remains unchanged. We continue to manage a focused portfolio, holding a selective number of companies that we believe offer high prospects for capital appreciation over a longer period. This approach is evident in the Fund’s structure, which ended the period with an Active Share just below 90%, over 45% of the Fund’s assets in the top ten holdings, and the allocation to just four sectors—Industrials, Health Care, Information Technology, and Health Care—representing more than 85% of Fund assets at period end.

Top Contributors
↑	StoneX Group Inc.
↑	Datadog, Inc.
↑	DexCom, Inc.

Top Detractors
↓	Wingstop Inc.
↓	QXO, Inc.
↓	HubSpot, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Motley Fool Mid Cap Growth ETF (at NAV)**	-10.26	-2.21	7.37
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell Midcap Growth Total Return Index	-1.16	4.27	12.06
[93]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 119,226,669
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 1,138,656
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$119,226,669
Number of Holdings	33
Net Advisory Fee	$1,138,656
Portfolio Turnover	39%
30-Day SEC Yield	-0.27%
30-Day SEC Yield Unsubsidized	-0.27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DexCom, Inc.	5.9%
Guidewire Software, Inc.	5.7%
HealthEquity, Inc.	5.0%
MongoDB, Inc.	4.5%
Toast, Inc.	4.5%
Axon Enterprise, Inc.	4.5%
Tyler Technologies, Inc.	4.3%
Broadridge Financial Solutions, Inc.	4.3%
GXO Logistics, Inc.	4.0%
Brown & Brown, Inc.	3.9%

Top Sectors	(% of Net Assets)
Information Technology	26.4%
Industrials	22.9%
Health Care	21.3%
Financials	16.2%
Real Estate	3.9%
Consumer Discretionary	3.1%
Consumer Staples	2.1%
Cash & Other	4.1%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team during the Period: T.J. Piggott, CFA was added as a named portfolio manager to the Fund as of December 31, 2025.
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool 100 Index ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool 100 Index ETF
Class Name	Motley Fool 100 Index ETF
Trading Symbol	TMFC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool 100 Index ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool 100 Index ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, despite significantly positive performance, the Fund  underperformed its benchmark, the S&P 500 Total Return Index (the “Benchmark”), while closely tracking its underlying index, the Motley Fool 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Market leadership was unusually narrow during the Period. The artificial intelligence-optimism trade dominated, with the best industry performance turned in from Semiconductors, Communications Equipment, and Electronic Equipment and Hardware. The Media, Airlines, and Consumer Services industries performed the worst. Among style factors, larger capitalization and price momentum were rewarded, and profitability was the weakest factor of the Period.
The Fund’s concentration in the largest technology companies placed it close to that leadership, though it did not hold a few semiconductor companies in the proportion the market rewarded. On an absolute basis, Information Technology was the largest positive sector contributor in the Fund, while Materials was the largest drag. Relative to its Benchmark, Information Technology remained the largest contributor, while Communication Services was the largest detractor.

Top Contributors
↑	Alphabet Inc.
↑	Apple Inc.
↑	NVIDIA Corp.

Top Detractors
↓	Meta Platforms, Inc.
↓	Netflix, Inc.
↓	Intuit Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/29/2018)
Motley Fool 100 Index ETF at NAV	18.30	13.79	17.81
S&P 500 Total Return Index	20.38	12.79	14.05
Motley Fool 100 GTR Index	18.24	14.27	18.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 2,088,342,851
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 9,600,245
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,088,342,851
Number of Holdings	102
Net Advisory Fee	$9,600,245
Portfolio Turnover	44%
30-Day SEC Yield	0.15%
30-Day SEC Yield Unsubsidized	0.15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	10.9%
Apple, Inc.	9.4%
Alphabet, Inc.	8.3%
Microsoft Corp.	7.9%
Amazon.com, Inc.	5.7%
Berkshire Hathaway, Inc.	3.7%
Broadcom, Inc.	3.7%
JPMorgan Chase & Co.	3.3%
Walmart, Inc.	2.9%
Advanced Micro Devices, Inc.	2.7%

Top Sectors	(% of Net Assets)
Information Technology	45.0%
Financials	14.3%
Communication Services	13.6%
Consumer Discretionary	10.6%
Consumer Staples	4.8%
Health Care	4.2%
Industrials	3.9%
Energy	1.6%
Real Estate	1.0%
Cash & Other	1.0%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team during the Period: William H. Mann III was added as a named portfolio manager to the Fund as of December 31, 2025.
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Small-Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Small-Cap Growth ETF
Class Name	Motley Fool Small-Cap Growth ETF
Trading Symbol	TMFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Small-Cap Growth ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Small-Cap Growth ETF	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund  underperformed its benchmark, the Russell 2000 Growth Total Return Index (the “Benchmark”). The composition of the Fund makes performance in any given year much different from its Benchmark, driven by a portfolio typically holding less than 40 companies and with an Active Share over 96.5% at the end of the Period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s focused strategy, where a small number of companies are held, means that the performance of individual holdings has an outsized impact. This dynamic was clearly illustrated during the Period, as the Fund’s focus worked both for and against returns. On the positive side, seven companies contributed more than a full percentage point to the Fund’s absolute return during the Period. Unfortunately, six companies each contributed more than a percentage point of losses to the Fund. Looking at sectors, the absolute best performance came from Information Technology. Notably, most of this upside was delivered by a single company, SiTime Corporation, that more than doubled. The worst absolute sector contribution was Industrials. Again, the sector performance was dominated by a single company: in this case Verra Mobility Corporation shed more than 80% of its value. Relative to the Benchmark these two sectors remained the best- and worst-performing for the Fund.
This focused approach is a core part of the Fund’s strategy, which is evident in its portfolio structure. At the end of the Period, for instance, the Fund’s top ten holdings represented more than 43% of its assets. The sector allocation was similarly focused, with just four sectors – Industrials, Information Technology, Financials, and Health Care – averaging more than 80% of Fund assets during the Period. We intend to maintain this relatively focused portfolio, with the goal of selecting holdings that we believe offer high prospects for capital appreciation.

Top Contributors
↑	SiTime Corporation
↑	StoneX Group Inc.
↑	Ultra Clean Holdings, Inc.

Top Detractors
↓	Verra Mobility Corporation
↓	Alphatec Holdings, Inc.
↓	Toast, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/29/2018)
Motley Fool Small-Cap Growth ETF (at NAV)	-0.28	-1.98	9.05
Russell 3000 Total Return Index	20.10	11.80	15.83
Russell 2000 Growth Total Return Index	23.25	5.04	10.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 57,357,178
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 565,291
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$57,357,178
Number of Holdings	34
Net Advisory Fee	$565,291
Portfolio Turnover	45%
30-Day SEC Yield	0.23%
30-Day SEC Yield Unsubsidized	0.23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Q2 Holdings, Inc.	5.3%
StoneX Group, Inc.	4.8%
Herc Holdings, Inc.	4.4%
Goosehead Insurance, Inc.	4.3%
HealthEquity, Inc.	4.3%
Northern Oil & Gas, Inc.	4.3%
UFP Technologies, Inc.	4.2%
Alphatec Holdings, Inc.	4.0%
Toast, Inc.	3.9%
GXO Logistics, Inc.	3.9%

Top Sectors	(% of Net Assets)
Health Care	20.3%
Financials	18.5%
Industrials	18.3%
Information Technology	16.6%
Consumer Discretionary	8.5%
Real Estate	5.0%
Energy	4.3%
Materials	2.2%
Cash & Other	6.3%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Capital Efficiency 100 Index ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Capital Efficiency 100 Index ETF
Class Name	Motley Fool Capital Efficiency 100 Index ETF
Trading Symbol	TMFE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Capital Efficiency 100 Index ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Capital Efficiency 100 Index ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, despite positive absolute returns, the Fund underperformed its benchmark, the S&P 500 Total Return Index (the “S&P 500”). The Fund closely tracked its underlying index, the Motley Fool Capital Efficiency 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Market leadership was unusually narrow over the Period. The artificial intelligence-optimism trade dominated, with the best industry performance turned in from Semiconductors, Communications Equipment, and Electronic Equipment and Hardware. The Media, Airlines, and Consumer Services industries performed the worst. Among style factors, larger capitalization and price momentum were rewarded, and profitability was the weakest factor of the Period.
The Fund screens for capital efficiency, which puts extra weight into that profitability style factor, working directly against the strategy over the Period. This factor-tilted weighting resulted in an unusual circumstance during a year dominated by market-cap weighted technology companies: On an absolute basis, Information Technology was the largest positive sector contributor, but relative to the S&P 500, that same sector was the largest drag. On the other side of the ledger, the worst absolute performance came from the Communications Services sector, while the largest benchmark-relative positive contribution came from our underweight exposure to Utilities.

Top Contributors
↑	Lam Reseach Corporation
↑	Alphabet Inc.
↑	Apple Inc.

Top Detractors
↓	Netflix, Inc.
↓	Microsoft Corporation
↓	Meta Platforms, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Capital Efficiency 100 Index ETF (at NAV)	9.20	10.25
S&P 500 Total Return Index	20.38	12.32
Motley Fool Capital Efficiency 100 - Total Return Index	9.50	10.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 78,399,154
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 451,830
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$78,399,154
Number of Holdings	100
Net Advisory Fee	$451,830
Portfolio Turnover	41%
30-Day SEC Yield	0.11%
30-Day SEC Yield Unsubsidized	0.11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Mastercard, Inc.	5.6%
Visa, Inc.	5.2%
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.9%
Apple, Inc.	4.8%
Meta Platforms, Inc.	4.6%
Costco Wholesale Corp.	4.5%
Alphabet, Inc.	4.3%
Netflix, Inc.	4.1%
Walmart, Inc.	4.0%

Top Sectors	(% of Net Assets)
Information Technology	28.6%
Consumer Discretionary	16.3%
Communication Services	14.0%
Consumer Staples	11.0%
Financials	10.9%
Health Care	10.1%
Industrials	6.6%
Materials	2.1%
Real Estate	0.2%
Cash & Other	0.2%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team during the Period: William H. Mann III was added as a named portfolio manager to the Fund as of December 31, 2025.
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Next Index ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Next Index ETF
Class Name	Motley Fool Next Index ETF
Trading Symbol	TMFX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Next Index ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Next Index ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund outperformed its benchmark, the Russell  Midcap Growth Total Return Index (the “Benchmark”). The Fund closely tracked its underlying index, the Motley Fool Next Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
While the midcap space is not leveraged to a handful of megacap tech companies like the large-cap indices happen to be, the artificial intelligence-optimism trade still drove a large amount of performance variance across industries. Additionally, much of our positive variance versus the Benchmark can be attributed to Biotechnology stocks during the Period. On the other hand, consumer-facing companies generally had a rough go of it. Among style factors, several pure “Growth” factors underperformed “Value” stocks during the Period. Relative to the Benchmark, this helped, since the holdings of this Fund are less driven by statistical growth factors than by qualitative assessment.
On an absolute basis, the best sector contributor for the Fund was Health Care. In fact, the Health Care and Information Technology sectors combined to contribute more than 100% of the Fund’s total return for the Period. Worst on an absolute basis was Consumer Discretionary, followed by Real Estate. Relative to the Benchmark, the top contributors remained the same while Energy, or specifically our lack of exposure to it, was the largest drag.

Top Contributors
↑	Astera Labs, Inc.
↑	Moderna, Inc.
↑	Coherent Corp.

Top Detractors
↓	Tractor Supply Company
↓	Insulet Corporation
↓	HubSpot, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Next Index ETF (at NAV)	14.88	4.64
Russell 3000 Total Return Index	20.10	11.59
Russell Midcap Growth Total Return Index	-1.16	4.97
Motley Fool Next - Total Return Index	15.42	5.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 35,049,479
Holdings Count | $ / shares	197
Advisory Fees Paid, Amount	$ 163,915
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$35,049,479
Number of Holdings	197
Net Advisory Fee	$163,915
Portfolio Turnover	42%
30-Day SEC Yield	0.01%
30-Day SEC Yield Unsubsidized	0.01%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Moderna, Inc.	2.6%
Workday, Inc.	2.2%
Veeva Systems, Inc.	2.0%
MongoDB, Inc.	1.6%
DexCom, Inc.	1.6%
Cognizant Technology Solutions Corp.	1.5%
ResMed, Inc.	1.5%
Twilio, Inc.	1.5%
EQT Corp.	1.5%
Cboe Global Markets, Inc.	1.5%

Top Sectors	(% of Net Assets)
Information Technology	26.1%
Health Care	23.9%
Industrials	14.9%
Consumer Discretionary	13.5%
Financials	9.7%
Consumer Staples	3.9%
Communication Services	3.1%
Real Estate	1.7%
Energy	1.5%
Cash & Other	1.7%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team during the Period: William H. Mann III was added as a named portfolio manager to the Fund as of December 31, 2025.
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Momentum Factor ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Momentum Factor ETF
Class Name	Motley Fool Momentum Factor ETF
Trading Symbol	MFMO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Momentum Factor ETF (the “Fund”) for the period of December 8, 2025 (commencement of operations), to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Momentum Factor ETF	$38	0.50%
[94],[95]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund  underperformed its benchmark, the S&P 500. The Fund closely tracked its underlying index, the Motley Fool Momentum Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Market leadership was unusually narrow over the Period. The artificial intelligence-optimism trade dominated, with the best industry performance turned in from Semiconductors, Communications Equipment, and Electronic Equipment and Hardware. While the Fund had significant investments in Semiconductors, it was underweight with other tech hardware industries. And while the AI trade provided positive value for much of the period, it declined sharply in July, primarily when weighted by momentum. Among style factors, the Fund’s focus on momentum meant a higher exposure to factors that  underperformed the broad market, most notably beta and long-term trends.
On an absolute basis, the Information Technology sector was the best performer. Accounting for more than 40% of the Fund on average during the Period, this sector was responsible for more than the entirety of the Fund’s return during the Period, with the remaining sectors providing negative performance. The largest drag to performance was the Communications Services sector. On a relative basis, the best- and worst-performing sectors remained the same.

Top Contributors
↑	Advanced Micro Devices, Inc.
↑	Intel Corporation
↑	Lam Research Corporation

Top Detractors
↓	AppLovin Corporation
↓	Astera Labs, Inc.
↓	Roblox Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (12/08/2025)
Motley Fool Momentum Factor ETF (at NAV)	10.89
S&P 500 Total Return Index	13.19
Motley Fool Momentum Total Return Index (USD)	10.78
Russell 1000 Total Return Index	13.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 12,862,860
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 28,706
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$12,862,860
Number of Holdings	72
Net Advisory Fee	$28,706
Portfolio Turnover	100%
30-Day SEC Yield	0.14%
30-Day SEC Yield Unsubsidized	0.14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
ExxonMobil Holdings Corp.	6.4%
NVIDIA Corp.	5.9%
Alphabet, Inc.	5.2%
Broadcom, Inc.	5.2%
Gloldman Sachs Grou, Inc.	5.1%
Advanced Micro Devices, Inc.	4.7%
Lam Research Corp.	4.2%
Comfort Systems USA, Inc.	4.0%
Corning, Inc.	3.9%
Palo Alto Networks, Inc.	3.7%

Top Sectors	(% of Net Assets)
Information Technology	50.0%
Industrials	18.0%
Financials	6.6%
Communication Services	6.5%
Energy	6.4%
Health Care	5.3%
Consumer Discretionary	3.1%
Consumer Staples	2.6%
Real Estate	0.8%
Cash & Other	0.7%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Value Factor ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Value Factor ETF
Class Name	Motley Fool Value Factor ETF
Trading Symbol	MFVL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Value Factor ETF (the “Fund”) for the period of December 8, 2025 (commencement of operations), to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Value Factor ETF	$39	0.50%
[96],[97]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From the Fund’s commencement of operations through the Period, the Fund  underperformed its benchmark, the Russell 1000 Value Index (the “Benchmark”). The Fund closely tracked its underlying index, the Motley Fool Value Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Market leadership was unusually narrow over the Period. The artificial intelligence-optimism trade dominated. Stylistically, statistical value stocks performed much better than statistical growth stocks over the period. At the same time, style factors that are typically defined to assess company quality as opposed to value, for example earnings quality and profitability factors, performed worse than pure value factors such as earnings multiples and dividend yield. This acted as a drag on Fund performance versus the Benchmark, given the Index’s differentiated calculation of the value factor.
The Fund’s factor-tilted weighting resulted in an unusual circumstance during a year dominated by market-cap weighted technology companies: On an absolute basis, Information Technology was the largest positive sector contributor, but relative to its Benchmark, that same sector was the largest drag. While no other sector came close to delivering the same relative underperformance, several sectors contributed similar positive amounts on an absolute basis, led by the Health Care and Industrials sectors. On a relative basis, the best-performing sector was Industrials, while the worst absolute performance came from Communication Services.

Top Contributors
↑	FedEx Corporation
↑	Salesforce, Inc.
↑	CVS Health Corporation

Top Detractors
↓	Nike, Inc.
↓	Adobe Inc.
↓	HCA Healthcare, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (12/08/2025)
Motley Fool Value Factor ETF (at NAV)	14.36
Russell 1000 Total Return Index	13.02
Motley Fool Value Total Return Index (USD)	15.25
Russell 1000 Value Benchmark Total Return Index	24.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 7,319,190
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 20,959
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,319,190
Number of Holdings	101
Net Advisory Fee	$20,959
Portfolio Turnover	72%
30-Day SEC Yield	0.96%
30-Day SEC Yield Unsubsidized	0.96%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Salesforce, Inc.	7.1%
Chevron Corp.	4.9%
Bristol-Myers Squibb Co.	4.9%
ExxonMobil Holdings Corp.	4.9%
Adobe Systems, Inc.	4.7%
Capital One Financial Corp.	4.4%
Walt Disney Co.	4.3%
T-Mobile US, Inc.	4.1%
CVS Health Corp.	3.9%
Booking Holdings, Inc.	3.4%

Top Sectors	(% of Net Assets)
Information Technology	23.7%
Health Care	15.9%
Financials	14.5%
Consumer Discretionary	14.3%
Energy	11.4%
Connunication Services	9.8%
Industrials	5.0%
Consumer Staples	3.1%
Real Estate	1.3%
Cash & Other	1.0%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Innovative Growth Factor ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Innovative Growth Factor ETF
Class Name	Motley Fool Innovative Growth Factor ETF
Trading Symbol	MFIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Innovative Growth Factor ETF (the “Fund”) for the period of December 8, 2025 (commencement of operations), to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Innovative Growth Factor ETF	$38	0.50%
[98],[99]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund outperformed its benchmark, the Russell 1000 Growth Index (the “Benchmark”). The Fund closely tracked its underlying index, the Motley Fool Innovative Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Market leadership was unusually narrow over the Period. The artificial intelligence-optimism trade dominated, with the best industry performance turned in from Semiconductors, Communications Equipment, and Electronic Equipment and Hardware. In fact looking beyond the Information Technology sector, the remaining performance for both the Fund and the Benchmark was meaningfully negative. Stylistically, statistical growth stocks performed much worse than statistical value stocks over the period. This helped Fund performance versus the Benchmark, given our index’s differentiated calculation of the growth factor.
On an absolute basis, the Information Technology sector was the best performer. With an average weight around 35% of the Fund, this sector was essentially responsible for the entirety of the Fund’s return during the Period, with the remaining sectors canceling each other out. The largest drag to performance was the Communications Services sector. On a relative basis, the best- and worst-performing sectors remained the same. Information Technology remained at the top despite an underweight allocation relative to the Benchmark, while Communications Services remained at the bottom.

Top Contributors
↑	Lam Research Corporation
↑	Chevron Corporation
↑	CrowdStrike Holdings, Inc.

Top Detractors
↓	AppLovin Corporation
↓	Alnylam Pharmaceuticals, Inc.
↓	Netflix, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (12/08/2025)
Motley Fool Innovative Growth Factor ETF (at NAV)	8.64
Russell 1000 Total Return Index	13.02
Motley Fool Innovative Growth Total Return Index (USD)	8.75
Russell 1000 Growth Benchmark Total Return Index	2.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 11,733,206
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 28,610
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$11,733,206
Number of Holdings	100
Net Advisory Fee	$28,610
Portfolio Turnover	104%
30-Day SEC Yield	-0.03%
30-Day SEC Yield Unsubsidized	-0.03%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Netflix, Inc.	5.0%
NVIDIA Corp.	4.8%
Apple, Inc.	4.8%
Meta Platforms, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.6%
Alphabet, Inc.	4.4%
Snowflake, Inc.	4.3%
Uber Technologies, Inc.	3.5%
Adobe Systems, Inc.	3.5%
Gilead Sciences, Inc.	3.5%

Top Sectors	(% of Net Assets)
Information Technology	44.2%
Communication Services	16.1%
Health Care	15.4%
Consumer Discretionary	12.3%
Industrials	6.7%
Utilities	2.0%
Consumer Staples	1.2%
Energy	0.8%
Financials	0.6%
Cash & Other	0.7%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
SGI US Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	SGI US Large Cap Core ETF
Class Name	SGI US Large Cap Core ETF
Trading Symbol	SGLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI US Large Cap Core ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI US Large Cap Core ETF	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates. However, due to investors’ lack of interest in defensive low volatility stocks, they significantly lagged the overall stock market.
Strong security selection was the primary reason for the significant outperformance relative to the benchmark  during the Period. Security selection in the Information Technology sector led by Micron Technology, Roper Technologies, and Motorola Solutions significantly contributed to relative performance. Additionally, security selection in the Health Care sector led by Merck,  Regeneron Pharmaceuticals, and United Therapeutics all contributed to the relative performance of the Fund.
In contrast, stock selection in the Industrials sector detracted from relative performance. In particular, Automatic Data Processing, Paychex, and Cummins Inc. all dropped during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Information Technology, Financials, and Utilities sectors and a decrease in exposure to Consumer Staples and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/30/2023)
SGI US Large Cap Core ETF	27.69	22.61
S&P 500 Total Return Index	20.38	22.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 2,122,131,610,000
Holdings Count | $ / shares	142
Advisory Fees Paid, Amount	$ 1,272,104
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$212,213,161
Number of Holdings	142
Net Advisory Fee	$1,272,104
Portfolio Turnover	97%
30-Day SEC Yield	0.04%
30-Day SEC Yield Unsubsidized	0.04%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	8.1%
Apple, Inc.	6.8%
Alphabet, Inc.	6.1%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc.	2.3%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%

Top Sectors	(% of Net Assets)
Technology	35.2%
Financial	17.8%
Communications	17.3%
Consumer, Non-cyclical	12.8%
Consumer, Cyclical	6.0%
Industrial	4.3%
Energy	3.5%
Basic Materials	1.6%
Utilities	1.3%
Cash & Other	0.2%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI Dynamic Tactical ETF
Shareholder Report [Line Items]
Fund Name	SGI Dynamic Tactical ETF
Class Name	SGI Dynamic Tactical ETF
Trading Symbol	DYTA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Dynamic Tactical ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Dynamic Tactical ETF	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous  positive sentiment for artificial intelligence companies, a relatively strong economy, and upward  revised earnings estimates. International stocks from developed markets achieved slightly better  results, while in aggregate bonds performed poorly with returns of less than 2%, and cash had  modest positive returns.
Allocation to stocks, both domestic and international, and gold was the primary reason for the  outperformance relative to the benchmark. The top contributing  fund allocations that benefitted relative returns were SGI U.S. Large Cap Core Fund, Vanguard  Information Technology ETF, and  SPDR Gold Shares.
  All of our exposure to fixed income funds and cash hurt relative performance as those asset  classes underperformed during the Period. The bottom contributing fund allocations that hurt  relative returns were iShares MSCI USA Momentum Factor ETF, iShares Treasury Fund, and WisdomTree Floating Rate Fund.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Vanguard Information Technology ETF,  iShares U.S.Real  Estate ETF, and  iShares Core S&P Mid-Cap ETF. These changes were funded by a decrease in  exposure to iShares MSCI USA Momentum ETF,  iShares  U.S. Large Cap Core Fund, and  SGI Enhanced Core ETF.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/29/2023)
SGI Dynamic Tactical ETF	12.85	11.18
S&P 500 Total Return Index	20.38	22.41
75% S&P 500 Total Return Index/25% Bloomberg Aggregate Bond	15.63	17.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 107,994,248
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 787,813
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$107,994,248
Number of Holdings	9
Net Advisory Fee	$787,813
Portfolio Turnover	76%
30-Day SEC Yield	0.88%
30-Day SEC Yield Unsubsidized	0.88%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
SGI U.S. Large Cap Core ETF	20.9%
Vanguard Information Technology ETF	10.1%
iShares MSCI USA Momentum Factor ETF	9.1%
iShares Core S&P Mid-Cap ETF	8.5%
iShares U.S. Real Estate ETF	8.0%
Vanguard Total International Stock ETF	3.1%
Schwab International Equity ETF	2.9%
iShares MSCI ACWI ex U.S. ETF	2.9%

Top Sector	(% of Net Assets)
Technology	25.8%
Real Estate	9.1%
Financials	6.8%
Industrials	6.2%
Healthcare	4.8%
Consumer Discretionary	3.4%
Communication Services	3.1%
Energy	2.2%
Consumer Staples	1.8%
Materials	1.5%
Utilities	0.7%
Cash & Other	34.6%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class I
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class I
Trading Symbol	SILVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at .
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates.
Strong security selection was the primary reason for the significant outperformance relative to the benchmark  during the Period. Security selection in the Information Technology sector led by Micron Technology, Lam Research, and  Sandisk significantly contributed to relative performance. Additionally, security selection in the Health Care and Materials sectors both benefited the fund’s relative performance. Health Care sector top contributors were led by Merck, Regeneron Pharmaceuticals, and Eli Lilly. Materials sector top contributors were led by Freeport-McMoran and Newmont.
In contrast, stock selection in the Industrials sector detracted from relative performance. In particular, Automatic Data Processing, Paychex, and Axon Enterprise all fell during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Information Technology, Financials, and Health Care sectors and a decrease in exposure to Consumer Staples and Communications Services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	20.78	8.36	10.85
S&P 500 Total Return Index	20.38	12.79	15.37
S&P 500 Low Volatility Index Total Return Index	4.17	5.59	8.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 199,366,236
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,446,231
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$199,366,236
Number of Holdings	103
Net Advisory Fee	$1,446,231
Portfolio Turnover	113%
30-Day SEC Yield	0.27%
30-Day SEC Yield Unsubsidized	0.29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	3.7%
Bank of New York Mellon Corp.	3.3%
Microsoft Corp.	3.1%
Alphabet, Inc.	3.1%
Incyte Corp.	3.0%
Consolidated Edison, Inc.	3.0%
Colgate-Palmolive Co.	3.0%
Micron Technology, Inc.	2.7%
State Street Corp.	2.6%
Palantir Technologies, Inc.	2.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	22.8%
Financial	22.4%
Technology	18.7%
Utilities	13.2%
Communications	10.4%
Consumer, Cyclical	4.5%
Basic Materials	3.4%
Energy	2.3%
Industrial	2.1%
Cash & Other	0.2%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class A
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class A
Trading Symbol	LVOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at .
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.23%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates.
Strong security selection was the primary reason for the outperformance relative to the benchmark  during the Period. Security selection in the Information Technology sector led by Micron Technology, Lam Research, and Sandisk significantly contributed to relative performance. Additionally, security selection in the Health Care and Materials sectors both benefited the Fund’s relative performance. Health Care sector top contributors were led by Merck, Regeneron Pharmaceuticals, and Eli Lilly. Materials sector top contributors were led by Freeport-McMoran and Newmont.
In contrast, stock selection in the Industrials sector detracted from relative performance. In particular, Automatic Data Processing, Paychex, and Axon Enterprise all fell during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Information Technology, Financials, and Health Care sectors and a decrease in exposure to Consumer Staples and Communications Services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	20.45	8.10	10.58
Class A (with sales charge)	14.10	6.94	9.99
S&P 500 Total Return Index	20.38	12.79	15.37
S&P 500 Low Volatility Index Total Return Index	4.17	5.59	8.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 199,366,236
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,446,231
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$199,366,236
Number of Holdings	103
Net Advisory Fee	$1,446,231
Portfolio Turnover	113%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.04%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	3.7%
Bank of New York Mellon Corp.	3.3%
Microsoft Corp.	3.1%
Alphabet, Inc.	3.1%
Incyte Corp.	3.0%
Consolidated Edison, Inc.	3.0%
Colgate-Palmolive Co.	3.0%
Micron Technology, Inc.	2.7%
State Street Corp.	2.6%
Palantir Technologies, Inc.	2.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	22.8%
Financial	22.4%
Technology	18.7%
Utilities	13.2%
Communications	10.4%
Consumer, Cyclical	4.5%
Basic Materials	3.4%
Energy	2.3%
Industrial	2.1%
Cash & Other	0.2%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class C
Trading Symbol	SGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at .
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.98%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates.
Strong security selection was the primary reason for the significant outperformance relative to the benchmark  during the Period. Security selection in the Information Technology sector led by Micron Technology, Lam Research, and  Sandisk significantly contributed to relative performance. Additionally, security selection in the Health Care and Materials sectors both benefited the fund’s relative performance. Health Care sector top contributors were led by Merck, Regeneron Pharmaceuticals, and Eli Lilly. Materials sector top contributors were led by Freeport-McMoran and Newmont.
In contrast, stock selection in the Industrials sector detracted from relative performance. In particular, Automatic Data Processing, Paychex, and Axon Enterprise all fell during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Information Technology, Financials, and Health Care sectors and a decrease in exposure to Consumer Staples and Communications Services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	19.61	7.30	9.81
S&P 500 Total Return Index	20.38	12.79	15.37
S&P 500 Low Volatility Index Total Return Index	4.17	5.59	8.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 199,366,236
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,446,231
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$199,366,236
Number of Holdings	103
Net Advisory Fee	$1,446,231
Portfolio Turnover	113%
30-Day SEC Yield	-0.71%
30-Day SEC Yield Unsubsidized	-0.69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	3.7%
Bank of New York Mellon Corp.	3.3%
Microsoft Corp.	3.1%
Alphabet, Inc.	3.1%
Incyte Corp.	3.0%
Consolidated Edison, Inc.	3.0%
Colgate-Palmolive Co.	3.0%
Micron Technology, Inc.	2.7%
State Street Corp.	2.6%
Palantir Technologies, Inc.	2.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	22.8%
Financial	22.4%
Technology	18.7%
Utilities	13.2%
Communications	10.4%
Consumer, Cyclical	4.5%
Basic Materials	3.4%
Energy	2.3%
Industrial	2.1%
Cash & Other	0.2%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Institutional
Shareholder Report [Line Items]
Fund Name	SGI Global Equity Fund
Class Name	Class I
Trading Symbol	SGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Global Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at .
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates. International stocks achieved even better results than US stocks. However, due to investors’ lack of interest in defensive minimum volatility stocks both in the US and internationally, they significantly lagged the overall stock market.
Strong security selection was the primary reason for the significant outperformance relative to the MSCI ACWI Total Return Index (USD) during the Period. Security selection in the Information Technology sector led by Micron Technology, United Microelectronics, and Taiwan Semiconductor significantly contributed to relative performance. Additionally, security selection in the Consumer Staples sector led by Monster Beverage and Coca-Cola contributed to the Fund’s relative performance.
In contrast, stock selection in the Communications Services sector detracted from relative performance. In particular, Tencent Holdings, T-Mobile, and Deutsche Telekom all fell during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to the Information Technology sector and emerging markets stocks and a decrease in exposure to Consumer Staples and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	22.09	7.80	8.99
S&P Global BMI Total Return Index	22.49	10.72	12.65
MSCI ACWI Net Total Return Index (USD)	22.35	10.88	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 76,411,599
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 450,022
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$76,411,599
Number of Holdings	127
Net Advisory Fee	$450,022
Portfolio Turnover	112%
30-Day SEC Yield	1.27%
30-Day SEC Yield Unsubsidized	1.18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
Microsoft Corp.	3.5%
Vanguard Emerging Markets ex-China ETF	3.0%
iShares Core MSCI Emerging Markets ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.8%
Colgate-Palmolive Co.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Monster Beverage Corp.	2.4%
BNP Paribas SA	2.2%
Regeneron Pharmaceuticals, Inc.	2.1%
Berkshire Hathaway, Inc.	2.0%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	25.1%
Technology	14.8%
Financial	14.6%
Communications	13.1%
Utilities	7.4%
Industrial	4.8%
Consumer, Cyclical	4.6%
Energy	4.0%
Basic Materials	2.2%
Cash & Other	9.4%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Institutional
Shareholder Report [Line Items]
Fund Name	SGI Small Cap Core Fund
Class Name	Class I
Trading Symbol	BOGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Small Cap Core Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at .
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$139	1.23%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US small cap stocks achieved strong gains during the Peiord, reflecting enormous positive sentiment for artificial intelligence related companies, a relatively strong economy, and upward revised earnings estimates. Small cap stocks outperformed large cap  stocks in the US.
The Fund performed roughly in line with the two major small cap indexes, slightly outperforming the S&P 600 Small Cap Index and slightly underperforming to the benchmark. The primary return generators for the strong overall performance were both security selection and sector  allocation.
Strong security selection in the Information Technology sector contributed the most to total returns led by semiconductor stocks Maxlinear, Sandisk, and  Kulicke & Soffa Industries.
In contrast, two sector allocation decisions hurt relative performance of the Fund. Underweighting the Health Care sector and overweighting the Consumer Discretionary sector both hurt relative performance. Additionally, security selection in the Health Care sector led by Privia Health Group, Phreesia, and Phibro Animal Health all had negative returns during the Period which hurt performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to the Financials sector and a decrease in exposure to Utilities and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	25.51	8.77	11.39
S&P Composite 1500 Total Return Index	20.31	12.39	14.98
S&P 600 Total Return Index	24.08	6.92	10.54
Russell 3000 Total Return	20.10	11.80	14.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 136,348,035
Holdings Count | $ / shares	212
Advisory Fees Paid, Amount	$ 1,242,148
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$136,348,035
Number of Holdings	212
Net Advisory Fee	$1,242,148
Portfolio Turnover	127%
30-Day SEC Yield	0.19%
30-Day SEC Yield Unsubsidized	0.26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
iShares Core S&P Small-Cap ETF	1.8%
Vanguard Russell 2000 ETF	1.6%
Vanguard S&P 500 ETF	1.6%
SPS Commerce, Inc.	1.5%
Matson, Inc.	1.3%
Virtu Financial, Inc.	1.3%
Corcept Therapeutics, Inc.	1.2%
Jackson Financial, Inc.	1.2%
Acadian Asset Management, Inc.	1.1%
Alarm.com Holdings, Inc.	1.1%

Top Sectors	(% of Net Assets)
Financial	25.4%
Industrial	17.5%
Consumer, Non-cyclical	15.4%
Consumer, Cyclical	9.9%
Technology	7.1%
Communications	6.2%
Energy	4.4%
Basic Materials	4.3%
Utilities	1.7%
Cash & Other	8.1%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class I
Shareholder Report [Line Items]
Fund Name	SGI Peak Fund
Class Name	Class I
Trading Symbol	SGPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Peak Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.07%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates. International stocks from developed markets achieved slightly better  results, and cash had modest positive returns.
Fund selection was the primary reason for the outperformance relative to the blended benchmark. Many of our selected funds outperformed their benchmarks and exposure to emerging markets stocks also benefited performance.
Our minimal cash exposure hurt relative performance as cash underperformed stocks during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2020)
Class I (without sales charge)	23.29	8.16	10.57
S&P 500 Total Return Index	20.38	12.79	16.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 76,480,816
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 510,423
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$76,480,816
Number of Holdings	12
Net Advisory Fee	$510,423
Portfolio Turnover	36%
30-Day SEC Yield	-0.70%
30-Day SEC Yield Unsubsidized	-0.70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
SGI U.S. Large Cap Core ETF	24.7%
SGI Enhanced Nasdaq-100 ETF	20.0%
SGI Small Cap Core Fund	11.4%
SGI Dynamic Tactical ETF	9.6%
SGI Enhanced Market Leaders ETF	6.0%
SGI Enhanced Global Income ETF	4.9%
State Street SPDR Portfolio Emerging Markets ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.9%
Vanguard FTSE Developed Markets ETF	3.9%
Invesco S&P 500 Equal Weight ETF	3.9%

Top Sectors	(% of Net Assets)
Technology	31.9%
Financials	13.5%
Consumer Discretionary	8.5%
Industrials	8.4%
Communication Services	7.8%
Healthcare	7.5%
Consumer Staples	4.4%
Energy	3.3%
Materials	2.9%
Real Estate	2.8%
Utilities	1.8%
Cash & Other	7.2%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class I
Shareholder Report [Line Items]
Fund Name	SGI Prudent Fund
Class Name	Class I
Trading Symbol	SGPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Prudent Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at .
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates. International stocks from developed markets achieved slightly better  results, while in aggregate bonds performed poorly with returns of less than 2%, and cash had modest positive returns.
Allocation was the primary reason for the outperformance relative to the blended benchmark. Overweighting stocks, both domestic and international, contributed to relative outperformance. Fund selection also benefitted relative returns as many of our selected funds outperformed their benchmarks.
All of our exposure to fixed income funds and cash hurt relative performance as those asset classes underperformed stocks during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2020)
Class I (without sales charge)	15.71	5.51	7.06
S&P 500 Total Return Index	20.38	12.79	16.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 53,058,953
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 366,560
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$53,058,953
Number of Holdings	15
Net Advisory Fee	$366,560
Portfolio Turnover	36%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
SGI U.S. Large Cap Equity Fund	25.2%
SGI U.S. Large Cap Core ETF	10.5%
SGI Enhanced Global Income ETF	10.3%
SGI Dynamic Tactical ETF	9.9%
SGI Enhanced Core ETF	9.6%
SGI Global Equity Fund	9.1%
SGI Small Cap Core Fund	7.8%
iShares 7-10 Year Treasury Bond ETF	7.7%
Vanguard 0-3 Month Treasury Bill ETF	1.9%
Vanguard Short-Term Inflation-Protected Securities ETF	1.9%

Top Sectors	(% of Net Assets)
Fixed Income	17.3%
Technology	16.2%
Financials	13.9%
Healthcare	9.3%
Utilities	4.9%
Industrials	4.7%
Consumer Staples	4.5%
Communication Services	4.3%
Consumer Discretionary	3.7%
Energy	3.0%
Real Estate	2.3%
Materials	2.2%
Cash & Other	13.7%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI Enhanced Core ETF
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Core ETF
Class Name	SGI Enhanced Core ETF
Trading Symbol	USDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Core ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Core ETF	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Initially, during the first four months of the Period, short-term interest rates fell, however they  increased somewhat during the latter eight months of the Period in response to inflationary pressures due to  unsustainable deficit spending and the US/Iran war. This environment supported attractive yields  in money market instruments, providing a strong foundation for the Fund’s collateral holdings. The  Fund seeks to enhance income utilizing short-dated, extremely low-delta options (“0DTE”  options).
The primary contributor to the Fund’s results was the steady income contributions from its money  market collateral. Additionally, the incremental premium income derived from its Zero Days to Expatriation options  overlay added to total returns. By systematically writing extremely low-delta, short-term options,  the Fund generated consistent premium income while maintaining a conservative risk profile and  limited directional exposure.
The enhanced income strategy  effectively complemented the stability of the money market  collateral, allowing the Fund to deliver attractive income results with a disciplined, risk-managed  approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2024)
SGI Enhanced Core ETF	5.98	6.58
S&P U.S. Aggregate Bond Index	2.13	4.15
S&P 500 Total Return Index	20.38	19.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 305,788,122
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 3,354,947
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$305,788,122
Number of Holdings	8
Net Advisory Fee	$3,354,947
Portfolio Turnover	0%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
Vanguard Federal Money Market Fund	42.4%
Vanguard Treasury Money Market Fund	41.9%
North Capital Treasury Money Market Fund	8.4%
PIMCO Government Money Market Fund	2.9%
Fidelity Government Cash Reserves	2.5%
First American Government Obligations Fund	1.0%
T Rowe Price US Treasury Money Fund, Inc.	0.0%
S&P 500 Index (Short)	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI Enhanced Global Income ETF
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Global Income ETF
Class Name	SGI Enhanced Global Income ETF
Trading Symbol	GINX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Global Income ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Global Income ETF	$112	0.98%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous  positive sentiment for artificial intelligence companies, a relatively strong economy, and upward  revised earnings estimates. International stocks achieved even better results than US stocks.
Strong security selection was the primary reason for the significant  outperformance relative  to the benchmark   during the Period.  Security selection in the Financials sector led by international bank stocks Banco Bilbao Vizcaya  Argentaria SA, DBS Group Holdings, Banco Santander, and Societe Generale contributed the most to relative  performance. Security selection in both the Health Care and Consumer Discretionary sectors also  added to relative performance. Health Care sector stocks were led by strong returns from Merck  and Bristol-Myers Squibb. Consumer Discretionary sector was led by strong returns from Magna  International.
Additionally, incremental premium income derived from the Fund’s Zero Days to Expiration options overlay added to  total returns. By systematically writing extremely low-delta, short-term options, the Fund  generated consistent premium income while maintaining a conservative risk profile and limited  directional exposure.
In contrast, stock selection in the Information Technology sector detracted from relative  performance. In particular, Qualcomm, Taiwan Semiconductor, and Accenture PLC all  underperformed during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Financials, Health Care, and Energy sectors and a  decrease in exposure to Consumer Discretionary, Communications Services, and Industrials  sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2024)
SGI Enhanced Global Income ETF	29.00	19.91
S&P Global BMI Total Return Index	22.49	19.95
S&P 500 Total Return Index	20.38	19.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 106,420,516
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 875,061
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$106,420,516
Number of Holdings	133
Net Advisory Fee	$875,061
Portfolio Turnover	85%
30-Day SEC Yield	2.52%
30-Day SEC Yield Unsubsidized	2.52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
iShares Emerging Markets Dividend ETF	3.1%
WisdomTree Emerging Markets High Dividend Fund	3.1%
iShares Core MSCI Emerging Markets ETF	2.9%
JPMorgan Chase & Co.	2.8%
BNP Paribas SA	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Bank of America Corp.	2.1%
Colgate-Palmolive Co.	1.9%
PepsiCo, Inc.	1.8%

Top Sectors	(% of Net Assets)
Financial	31.0%
Consumer, Non-cyclical	20.7%
Energy	9.5%
Industrial	8.3%
Consumer, Cyclical	6.1%
Technology	4.9%
Utilities	4.9%
Basic Materials	3.2%
Communications	1.9%
Cash & Other	9.5%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI Enhanced Nasdaq-100 ETF
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Nasdaq-100 ETF
Class Name	SGI Enhanced Nasdaq-100 ETF
Trading Symbol	QXQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Nasdaq-100 ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Nasdaq-100 ETF	$157	1.38%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous  positive sentiment for artificial intelligence companies, a relatively strong economy, and upward  revised earnings estimates. These factors drove the strong performance of the stocks within the  Nasdaq-100 Index.
The options overlay was the primary reason for the  outperformance relative to the Nasdaq-100  Index during the Period. Incremental premium income derived from the Fund’s Zero Days to Expiration options  overlay added to total returns. By systematically writing extremely low-delta, short-term options,  the Fund generated consistent premium income. The options overlay is actively managed.
In contrast, using futures contracts for Nasdaq-100 exposure and holding cash collateral did not  fully replicate the returns on the underlying stock index, which modestly hurt relative  returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/13/2024)
SGI Enhanced Nasdaq-100 ETF	27.52	21.67
S&P 500 Total Return Index	20.38	18.41
Nasdaq-100 Total Return Index	26.61	21.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 81,888,961
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 654,329
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$81,888,961
Number of Holdings	7
Net Advisory Fee	$654,329
Portfolio Turnover	75%
30-Day SEC Yield	0.36%
30-Day SEC Yield Unsubsidized	0.36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
United States Treasury Bill	60.1%
Invesco QQQ Trust Series 1	2.6%
Micro E-Mini Nasdaq 100 Future Mar 2026	0.0%
S&P 500 Index (Short)	0.0%
Nasdaq 100 Index	-4.3%

Top Sectors	(% of Net Assets)
Technology	58.5%
Communication Services	13.7%
Consumer Discretionary	11.1%
Consumer Staples	6.2%
Healthcare	4.0%
Industrials	3.6%
Utilities	1.1%
Materials	1.0%
Energy	0.5%
Financial Services	0.2%
Cash & Other	0.1%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI Enhanced Market Leaders ETF
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Market Leaders ETF
Class Name	SGI Enhanced Market Leaders ETF
Trading Symbol	LDRX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Market Leaders ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Market Leaders ETF	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates. These factors drove the strong performance of the stocks within the S&P 100 Index.
Security selection was the primary reason for the  outperformance relative to the S&P 100 Index  during the Period. The top contributing companies to the Fund’s returns were Alphabet, Intel,  and Micron Technology. Microsoft did not participate in the technology stock rally during the  Period and was the largest drag on relative performance. In addition, both Meta Platforms and  Home Depot dropped during the Period which hurt relative performance.
Additionally, the actively managed options overlay strategy produced incremental premium  income that somewhat added to total returns.  Notable changes in absolute positioning during the Period include an increase in exposure to  Information Technology and Communications Services sectors and a decrease in exposure to  Health Care, Financials, and Consumer Staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
SGI Enhanced Market Leaders ETF	21.48	9.61	11.75
S&P 500 Total Return Index	20.38	12.79	15.37
S&P 100 Total Return Index	20.18	14.36	16.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 253,702,796
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 1,082,349
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$253,702,796
Number of Holdings	113
Net Advisory Fee	$1,082,349
Portfolio Turnover	42%
30-Day SEC Yield	0.61%
30-Day SEC Yield Unsubsidized	0.61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	11.1%
Apple, Inc.	9.7%
Microsoft Corp.	7.8%
Alphabet, Inc.	7.6%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	3.7%
Meta Platforms, Inc.	2.6%
Micron Technology Inc.	2.3%
Tesla, Inc.	2.2%
JPMorgan Chase & Co.	2.0%

Top Sectors	(% of Net Assets)
Information Technology	43.9%
Communication Services	12.5%
Financials	11.1%
Consumer Discretionary	9.6%
Health Care	8.8%
Industrials	5.2%
Consumer Staples	4.6%
Energy	2.4%
Utilities	0.7%
Cash & Other	1.2%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Disagreements [Text Block]	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.

[1]
1	T-BILLS

[2]
2	US Bank Admin & Margin

[3]
3	UBS Margin

[4]
4	Merrill Lynch Margin

[5]
5	BOA Margin

[6]
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.

[7]
1	T-BILLS

[8]
2	US Bank Admin & Margin

[9]
3	UBS Margin

[10]
4	Merrill Lynch Margin

[11]
5	BOA Margin

[12]
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.

[13]
1	T-BILLS

[14]
2	US Bank Admin & Margin

[15]
3	UBS Margin

[16]
4	Merrill Lynch Margin

[17]
5	BOA Margin

[18]
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.

[19]
1	T-BILLS

[20]
2	US Bank Admin & Margin

[21]
3	Soc Gen Margin

[22]
4	Vanguard S&P 500 ETF

[23]
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.

[24]
1	The inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

[25]
1	T-BILLS

[26]
2	US Bank Admin & Margin

[27]
3	Soc Gen Margin

[28]
4	Vanguard S&P 500 ETF

[29]
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.

[30]
1	The inception date of Class C Shares of the Fund was November 8, 2021 and the inception date of the Fund was April 11, 2018. Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

[31]
1	T-BILLS

[32]
2	US Bank Admin & Margin

[33]
3	Soc Gen Margin

[34]
4	Vanguard S&P 500 ETF

[35]
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.

[36]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[37]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[38]
**	Annualized

[39]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[40]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[41]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[42]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[43]
**	Annualized

[44]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[45]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[46]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[47]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[48]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[49]
**	Annualized

[50]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[51]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[52]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[53]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[54]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[55]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[56]
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

[57]
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.

[58]
*	AUD - Australian Dollar CHF - Swiss Franc NOK - Norwegian Krone SEK - Swedish Krona USD - United States Dollar

[59]
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

[60]
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.

[61]
*	AUD - Australian Dollar CHF - Swiss Franc NOK - Norwegian Krone SEK - Swedish Krona USD - United States Dollar

[62]
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

[63]
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.

[64]
*	AUD - Australian Dollar CHF - Swiss Franc NOK - Norwegian Krone SEK - Swedish Krona USD - United States Dollar

[65]
**	Annualized

[66]
*	Amount shown reflects the Fund’s expenses for the Current Reporting Period. Expenses would have been higher had the amount shown reflected the entire fiscal year ended August 31, 2026.

[67]
**	Annualized

[68]
*	Amount shown reflects the Fund’s expenses for the Current Reporting Period. Expenses would have been higher had the amount shown reflected the entire fiscal year ended August 31, 2026.

[69]
**	Annualized

[70]
*	Amount shown reflects the Fund’s expenses for the Current Reporting Period. Expenses would have been higher had the amount shown reflected the entire fiscal year ended August 31, 2026.

[71]
**	Annualized

[72]
*	Amount shown reflects the Fund’s expenses for the Current Reporting Period. Expenses would have been higher had the amount shown reflected the entire fiscal year ended August 31, 2026.

[73]
**	Annualized

[74]
*	Amount shown reflects the expenses of the Fund from the inception date of the Fund through August 31, 2026. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[75]
**	Annualized

[76]
*	Amount shown reflects the expenses of the Fund from the inception date of the Fund through August 31, 2026. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[77]
**	Annualized

[78]
*	Amount shown reflects the expenses of the Fund from the inception date of the Fund through August 31, 2026. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[79]
**	Annualized

[80]
*	Amount shown reflects the expenses of the Fund for the Period. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[81]
*	Effective as of the close of business on October 3, 2025, the Fund acquired all the assets and liabilities of the Emerald Insights Fund (the “Predecessor Fund”), a series of the Financial Investors Trust (the “Reorganization”). Performance information shown prior to the closing of the Reorganization is that of the Predecessor Fund. The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[82]
1	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000® Total Return Index replaced the Russell 2500® Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.

[83]
2	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.

[84]
1	The Composite Index is comprised comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.

[85]
1	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE World Government Bond Index 1-5 Years as the Fund’s primary benchmark to represent a broad-based securities market index.

[86]
2	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.

[87]
1	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000® Total Return Index replaced the Russell 2500® Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.

[88]
2	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.

[89]
1	Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.

[90]
1	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE World Government Bond Index 1-5 Years as the Fund’s primary benchmark to represent a broad-based securities market index.

[91]
2	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.

[92]
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

[93]
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

[94]
**	Annualized

[95]
*	Amount shown reflects the expenses of the Fund from inception date of December 8, 2025 through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[96]
**	Annualized

[97]
*	Amount shown reflects the expenses of the Fund from inception date of December 8, 2025 through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[98]
**	Annualized

[99]
*	Amount shown reflects the expenses of the Fund from inception date of December 8, 2025 through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.